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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08413

Evergreen Equity Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for three of its series, Evergreen Market Index Fund, Evergreen Market Index Growth Fund and Evergreen Market Index Value Fund, for the quarter ended February, 2009. These series have May 31 fiscal year end.

Date of reporting period: February 28, 2009

Item 1 – Schedule of Investments

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS

February 28, 2009 (unaudited)
	Shares	Value

COMMON STOCKS 98.7%
CONSUMER DISCRETIONARY 8.3%
Auto Components 0.1%
Goodyear Tire & Rubber Co. *	7,014	$31,142
Johnson Controls, Inc.	17,271	196,544

		227,686

Automobiles 0.1%
Ford Motor Co. *	69,438	138,876
General Motors Corp.	17,745	39,926
Harley-Davidson, Inc.	6,768	68,357

		247,159

Distributors 0.1%
Genuine Parts Co.	4,634	130,401

Diversified Consumer Services 0.2%
Apollo Group, Inc., Class A *	3,097	224,533
H&R Block, Inc.	9,852	188,173

		412,706

Hotels, Restaurants & Leisure 1.6%
Carnival Corp.	12,703	248,471
Darden Restaurants, Inc.	4,032	109,428
International Game Technology	8,566	75,552
Marriott International, Inc., Class A	8,524	120,700
McDonald’s Corp.	32,397	1,692,743
Starbucks Corp. *	21,379	195,618
Starwood Hotels & Resorts Worldwide, Inc.	5,320	61,659
Wyndham Worldwide Corp.	5,154	19,018
Wynn Resorts, Ltd.	1,791	37,521
Yum! Brands, Inc.	13,445	353,335

		2,914,045

Household Durables 0.3%
Black & Decker Corp.	1,747	41,351
Centex Corp.	3,614	22,443
D.R. Horton, Inc.	8,008	67,668
Fortune Brands, Inc.	4,357	103,479
Harman International Industries, Inc.	1,702	18,075
KB Home	2,188	19,473
Leggett & Platt, Inc.	4,540	51,892
Lennar Corp., Class A	4,107	27,435
Newell Rubbermaid, Inc.	8,058	45,528
Pulte Homes, Inc.	6,212	57,026
Snap-On, Inc.	1,670	39,395
Stanley Works	2,290	61,280
Whirlpool Corp.	2,137	47,506

		602,551

Internet & Catalog Retail 0.4%
Amazon.com, Inc. *	9,349	605,722
Expedia, Inc. *	6,089	48,529

		654,251

Leisure Equipment & Products 0.1%
Eastman Kodak Co.	7,803	24,891
Hasbro, Inc.	3,601	82,427
Mattel, Inc.	10,419	123,361

		230,679

1

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued

February 28, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Media 2.4%
CBS Corp., Class B	19,764	$84,392
Comcast Corp., Class A	83,708	1,093,226
DIRECTV Group, Inc. *	15,875	316,548
Gannett Co., Inc.	6,631	21,484
Interpublic Group of Cos. *	13,852	52,776
McGraw-Hill Cos.	9,142	180,372
Meredith Corp.	1,050	13,493
New York Times Co., Class A	3,386	13,984
News Corp., Class A	66,853	371,703
Omnicom Group, Inc.	9,034	217,087
Scripps Networks Interactive, Inc., Class A	2,618	52,124
Time Warner, Inc.	104,279	795,649
Viacom, Inc., Class B *	17,834	274,465
Walt Disney Co.	53,805	902,310
Washington Post Co., Class B	174	62,725

		4,452,338

Multiline Retail 0.7%
Big Lots, Inc. *	2,387	37,022
Family Dollar Stores, Inc.	4,061	111,434
J.C. Penney Co., Inc.	6,458	99,001
Kohl’s Corp. *	8,857	311,235
Macy’s, Inc.	12,225	96,211
Nordstrom, Inc.	4,633	62,407
Sears Holdings Corp. *	1,617	59,441
Target Corp.	21,882	619,479

		1,396,230

Specialty Retail 1.9%
Abercrombie & Fitch Co., Class A	2,530	55,635
AutoNation, Inc. *	3,136	31,297
AutoZone, Inc. *	1,112	158,160
Bed Bath & Beyond, Inc. *	7,549	160,794
Best Buy Co., Inc.	9,819	282,984
GameStop Corp., Class A *	4,761	128,166
Gap, Inc.	13,554	146,248
Home Depot, Inc.	49,283	1,029,522
Limited Brands, Inc.	7,865	60,482
Lowe’s Cos.	42,604	674,847
Office Depot, Inc. *	7,990	8,389
RadioShack Corp.	3,636	26,652
Sherwin-Williams Co.	2,854	131,141
Staples, Inc.	20,736	330,739
Tiffany & Co.	3,578	68,125
TJX Cos.	12,102	269,512

		3,562,693

Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc. *	9,503	132,852
Jones Apparel Group, Inc.	2,425	6,523
Nike, Inc., Class B	11,404	473,608
Polo Ralph Lauren Corp.	1,635	56,359
VF Corp.	2,560	132,864

		802,206

2

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued

February 28, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES 13.2%
Beverages 2.7%
Brown-Forman Corp., Class B	2,851	$122,536
Coca-Cola Co.	57,835	2,362,560
Coca-Cola Enterprises, Inc.	9,219	105,834
Constellation Brands, Inc., Class A *	5,658	73,837
Dr. Pepper Snapple Group, Inc. *	7,374	103,605
Molson Coors Brewing Co., Class B	4,326	152,405
Pepsi Bottling Group, Inc.	3,928	72,668
PepsiCo, Inc.	45,145	2,173,280

		5,166,725

Food & Staples Retailing 3.5%
Costco Wholesale Corp.	12,548	531,282
CVS Caremark Corp.	41,748	1,074,593
Kroger Co.	18,966	392,027
Safeway, Inc.	12,461	230,528
SUPERVALU, Inc.	6,155	96,080
Sysco Corp.	17,416	374,444
Wal-Mart Stores, Inc.	64,991	3,200,157
Walgreen Co.	28,774	686,548
Whole Foods Market, Inc.	4,079	49,560

		6,635,219

Food Products 1.9%
Archer Daniels Midland Co.	18,646	497,102
Campbell Soup Co.	5,980	160,085
ConAgra Foods, Inc.	12,996	195,980
Dean Foods Co. *	4,475	91,514
General Mills, Inc.	9,713	509,738
H.J. Heinz Co.	9,140	298,604
Hershey Co.	4,821	162,419
J.M. Smucker Co.	3,443	127,804
Kellogg Co.	7,323	285,011
Kraft Foods, Inc., Class A	42,704	972,797
McCormick & Co., Inc.	3,779	118,472
Sara Lee Corp.	20,548	158,425
Tyson Foods, Inc., Class A	8,781	74,024

		3,651,975

Household Products 3.1%
Clorox Co.	4,032	195,955
Colgate-Palmolive Co.	14,671	882,901
Kimberly-Clark Corp.	12,027	566,592
Procter & Gamble Co.	86,787	4,180,530

		5,825,978

Personal Products 0.2%
Avon Products, Inc.	12,391	217,958
Estee Lauder Cos., Class A	3,368	76,285

		294,243

Tobacco 1.8%
Altria Group, Inc.	59,891	924,717
Lorillard, Inc.	4,885	285,480
Philip Morris International, Inc.	58,805	1,968,203
Reynolds American, Inc.	4,914	165,012

		3,343,412

3

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued

February 28, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
ENERGY 13.7%
Energy Equipment & Services 1.7%
Baker Hughes, Inc.	8,939	$262,002
BJ Services Co.	8,486	82,060
Cameron International Corp. *	6,381	123,026
Diamond Offshore Drilling, Inc.	2,020	126,533
ENSCO International, Inc.	4,122	101,319
Halliburton Co.	25,979	423,717
Nabors Industries, Ltd. *	8,272	80,321
National Oilwell Varco, Inc. *	12,131	324,262
Noble Corp.	7,672	188,654
Rowan Companies, Inc.	3,285	39,781
Schlumberger, Ltd.	34,770	1,323,346
Smith International, Inc.	6,362	136,656

		3,211,677

Oil, Gas & Consumable Fuels 12.0%
Anadarko Petroleum Corp.	13,343	466,338
Apache Corp.	9,728	574,828
Cabot Oil & Gas Corp.	3,004	61,191
Chesapeake Energy Corp.	15,721	245,876
Chevron Corp.	59,059	3,585,472
ConocoPhillips	43,334	1,618,525
Consol Energy, Inc.	5,267	143,526
Devon Energy Corp.	12,842	560,810
El Paso Corp.	20,382	137,579
EOG Resources, Inc.	7,255	363,040
Exxon Mobil Corp.	147,857	10,039,490
Hess Corp.	8,246	450,974
Marathon Oil Corp.	20,509	477,244
Massey Energy Co.	2,475	28,586
Murphy Oil Corp.	5,537	231,502
Noble Energy, Inc.	5,021	228,656
Occidental Petroleum Corp.	23,541	1,221,072
Peabody Energy Corp.	7,750	183,442
Pioneer Natural Resources Co.	3,421	49,912
Range Resources Corp.	4,515	160,599
Southwestern Energy Co. *	9,980	287,125
Spectra Energy Corp.	17,762	230,906
Sunoco, Inc.	3,397	113,630
Tesoro Corp.	4,025	59,409
Valero Energy Corp.	14,999	290,681
Williams Cos.	16,821	190,077
XTO Energy, Inc.	16,767	530,843

		22,531,333

FINANCIALS 9.9%
Capital Markets 2.3%
American Capital, Ltd.	6,010	8,114
Ameriprise Financial, Inc.	6,296	100,358
Bank of New York Mellon Corp.	33,357	739,525
Charles Schwab Corp.	27,199	345,699
E*TRADE Financial Corp. *	16,358	13,086
Federated Investors, Inc., Class B	2,575	48,564
Franklin Resources, Inc.	4,397	201,383
Goldman Sachs Group, Inc.	12,853	1,170,651
INVESCO, Ltd.	11,190	127,902
Janus Capital Group, Inc.	4,588	20,233

4

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued

February 28, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Capital Markets continued
Legg Mason, Inc.	4,125	$52,924
Morgan Stanley	30,869	603,180
Northern Trust Corp.	6,483	360,131
State Street Corp.	12,556	317,290
T. Rowe Price Group, Inc.	7,511	170,800

		4,279,840

Commercial Banks 1.8%
BB&T Corp.	16,059	259,032
Comerica, Inc.	4,374	65,654
Fifth Third Bancorp	16,786	35,419
First Horizon National Corp.	5,967	54,717
Huntington Bancshares, Inc.	10,640	15,534
KeyCorp	14,389	100,867
M&T Bank Corp.	2,244	82,130
Marshall & Ilsley Corp.	7,566	34,652
PNC Financial Services Group, Inc.	12,439	340,082
Regions Financial Corp.	20,113	68,787
SunTrust Banks, Inc.	10,293	123,825
U.S. Bancorp	51,001	729,824
Wells Fargo & Co. °	122,664	1,484,234
Zions Bancorp	3,353	31,418

		3,426,175

Consumer Finance 0.5%
American Express Co.	33,715	406,603
Capital One Financial Corp.	11,385	137,189
Discover Financial Services	13,950	79,934
MasterCard, Inc., Class A	2,104	332,495
SLM Corp. *	13,583	62,482

		1,018,703

Diversified Financial Services 2.3%
Bank of America Corp.	185,851	734,111
CIT Group, Inc.	11,297	27,678
Citigroup, Inc.	158,405	237,608
CME Group, Inc., Class A	1,947	355,133
IntercontinentalExchange, Inc. *	2,100	119,217
JPMorgan Chase & Co.	108,491	2,479,019
Leucadia National Corp.	5,145	75,271
Moody’s Corp.	5,646	101,346
NASDAQ OMX Group, Inc. *	3,957	82,701
NYSE Euronext	7,703	130,027

		4,342,111

Insurance 2.0%
AFLAC, Inc.	13,549	227,081
Allstate Corp.	15,579	262,195
American International Group, Inc.	78,158	32,826
AON Corp.	7,842	299,878
Assurant, Inc.	3,419	69,748
Chubb Corp.	10,339	403,635
Cincinnati Financial Corp.	4,720	96,949
Genworth Financial, Inc., Class A	12,590	15,234
Hartford Financial Services Group, Inc.	9,454	57,669
Lincoln National Corp.	7,438	63,892
Loews Corp.	10,521	208,842

5

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued

February 28, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance continued
Marsh & McLennan Cos.	14,943	$267,928
MBIA, Inc. *	5,476	15,004
MetLife, Inc.	23,068	425,835
Principal Financial Group, Inc.	7,538	60,229
Progressive Corp.	19,639	227,223
Prudential Financial, Inc.	12,325	202,253
Torchmark Corp.	2,472	50,923
Travelers Companies, Inc.	16,991	614,225
UnumProvident Corp.	9,625	97,982
XL Capital, Ltd., Class A	9,615	31,826

		3,731,377

Real Estate Investment Trusts (REITs) 0.8%
Apartment Investment & Management Co., Class A	3,397	17,732
AvalonBay Communities, Inc.	2,241	95,063
Boston Properties, Inc.	3,512	130,260
Developers Diversified Realty Corp.	3,496	10,313
Equity Residential	7,907	139,163
HCP, Inc.	7,344	134,175
Health Care REIT, Inc.	3,167	97,449
Host Hotels & Resorts, Inc.	15,189	56,199
Kimco Realty Corp.	6,657	58,915
Plum Creek Timber Co., Inc.	4,848	127,163
ProLogis	7,722	44,710
Public Storage, Inc.	3,644	202,169
Simon Property Group, Inc.	6,564	217,269
Vornado Realty Trust	3,993	130,691

		1,461,271

Real Estate Management & Development 0.0%
CB Richard Ellis Group, Inc., Class A *	6,482	18,733

Thrifts & Mortgage Finance 0.2%
Hudson City Bancorp, Inc.	15,151	157,116
People’s United Financial, Inc.	10,109	175,998

		333,114

HEALTH CARE 15.4%
Biotechnology 2.3%
Amgen, Inc. *	30,798	1,506,946
Biogen Idec, Inc. *	8,481	390,465
Celgene Corp. *	13,318	595,714
Cephalon, Inc.	1,990	130,524
Genzyme Corp. *	7,863	479,093
Gilead Sciences, Inc. *	26,740	1,197,952

		4,300,694

Health Care Equipment & Supplies 2.4%
Baxter International, Inc.	18,027	917,755
Becton, Dickinson & Co.	7,067	437,377
Boston Scientific Corp. *	43,646	306,395
C.R. Bard, Inc.	2,884	231,470
Covidien, Ltd.	14,638	463,585
Dentsply International, Inc.	4,330	100,110
Hospira, Inc. *	4,639	107,625
Intuitive Surgical, Inc. *	1,137	103,421
Medtronic, Inc.	32,504	961,793

6

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued

February 28, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies continued
St. Jude Medical, Inc. *	10,005	$331,766
Stryker Corp.	7,041	237,070
Varian Medical Systems, Inc. *	3,612	110,202
Zimmer Holdings, Inc. *	6,528	228,611

		4,537,180

Health Care Providers & Services 2.2%
Aetna, Inc.	13,403	319,930
AmerisourceBergen Corp.	4,541	144,222
Cardinal Health, Inc.	10,453	339,200
CIGNA Corp.	7,989	125,907
Coventry Health Care, Inc. *	4,330	49,882
DaVita, Inc. *	3,017	141,558
Express Scripts, Inc. *	7,193	361,808
Humana, Inc. *	4,904	116,078
Laboratory Corp. of America Holdings *	3,139	172,676
McKesson Corp.	8,020	328,980
Medco Health Solutions, Inc. *	14,476	587,436
Patterson Companies, Inc. *	2,650	47,885
Quest Diagnostics, Inc.	4,606	211,093
Tenet Healthcare Corp. *	12,067	13,394
UnitedHealth Group, Inc.	35,108	689,872
WellPoint, Inc. *	14,797	501,914

		4,151,835

Health Care Technology 0.0%
IMS Health, Inc.	5,287	66,193

Life Sciences Tools & Services 0.4%
Life Technologies Corp. *	5,016	146,217
Millipore Corp. *	1,606	88,426
PerkinElmer, Inc.	3,433	44,217
Thermo Fisher Scientific, Inc. *	12,215	442,916
Waters Corp. *	2,858	100,659

		822,435

Pharmaceuticals 8.1%
Abbott Laboratories	45,101	2,135,081
Allergan, Inc.	8,939	346,297
Bristol-Myers Squibb Co.	57,543	1,059,367
Eli Lilly & Co.	29,083	854,459
Forest Laboratories, Inc. *	8,760	187,814
Johnson & Johnson	80,650	4,032,500
King Pharmaceuticals, Inc. *	7,164	52,584
Merck & Co., Inc.	61,454	1,487,187
Mylan Laboratories, Inc. *	8,857	110,093
Pfizer, Inc.	196,001	2,412,772
Schering-Plough Corp.	47,252	821,712
Watson Pharmaceuticals, Inc. *	3,041	85,969
Wyeth	38,703	1,579,856

		15,165,691

INDUSTRIALS 9.7%
Aerospace & Defense 2.7%
Boeing Co.	21,302	669,735
General Dynamics Corp.	11,332	496,568
Goodrich Corp.	3,578	118,575

7

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued

February 28, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Aerospace & Defense continued
Honeywell International, Inc.	21,111	$566,408
L-3 Communications Holdings, Inc.	3,471	234,813
Lockheed Martin Corp.	9,678	610,779
Northrop Grumman Corp.	9,503	355,032
Precision Castparts Corp.	4,053	224,658
Raytheon Co.	12,036	481,079
Rockwell Collins Corp.	4,602	143,582
United Technologies Corp.	27,632	1,128,215

		5,029,444

Air Freight & Logistics 1.0%
C.H. Robinson Worldwide, Inc.	4,918	203,507
Expeditors International of Washington, Inc.	6,164	169,818
FedEx Corp.	9,047	390,921
United Parcel Service, Inc., Class B	28,928	1,191,255

		1,955,501

Airlines 0.1%
Southwest Airlines Co.	21,502	126,647

Building Products 0.0%
Masco Corp.	10,461	53,874

Commercial Services & Supplies 0.6%
Avery Dennison Corp.	3,089	62,243
Cintas Corp.	3,819	77,487
Iron Mountain, Inc.	5,217	96,932
Pitney Bowes, Inc.	5,992	115,586
R.R. Donnelley & Sons Co.	5,959	46,421
Republic Services, Inc.	9,332	185,707
Stericycle, Inc.	2,487	119,326
Waste Management, Inc.	14,260	385,020

		1,088,722

Construction & Engineering 0.2%
Fluor Corp.	5,276	175,427
Jacobs Engineering Group, Inc. *	3,571	120,485

		295,912

Electrical Equipment 0.4%
Cooper Industries, Inc.	5,038	106,251
Emerson Electric Co.	22,297	596,445
Rockwell Automation, Inc.	4,113	82,671

		785,367

Industrial Conglomerates 2.0%
3M Co.	20,143	915,701
General Electric Co.	305,305	2,598,146
Textron, Inc.	7,008	39,595
Tyco International, Ltd.	13,747	275,627

		3,829,069

Machinery 1.5%
Caterpillar, Inc.	17,535	431,536
Cummins, Inc.	5,853	121,742
Danaher Corp.	7,432	377,248
Deere & Co.	12,412	341,206
Dover Corp.	5,406	134,826
Eaton Corp.	4,793	173,267
Flowserve Corp.	1,644	82,973

8

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued

February 28, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Machinery continued
Illinois Tool Works, Inc.	11,441	$318,060
Ingersoll-Rand Co., Ltd., Class A	9,266	131,392
ITT Corp.	5,278	197,133
Manitowoc Co.	3,789	15,535
Paccar, Inc.	10,542	264,288
Pall Corp.	3,432	81,579
Parker Hannifin Corp.	4,684	156,305

		2,827,090

Professional Services 0.2%
Dun & Bradstreet Corp.	1,567	115,911
Equifax, Inc.	3,671	78,927
Monster Worldwide, Inc. *	3,582	23,605
Robert Half International, Inc.	4,510	69,319

		287,762

Road & Rail 0.9%
Burlington Northern Santa Fe Corp.	8,159	479,504
CSX Corp.	11,466	282,981
Norfolk Southern Corp.	10,763	341,402
Ryder System, Inc.	1,617	36,965
Union Pacific Corp.	14,721	552,332

		1,693,184

Trading Companies & Distributors 0.1%
Fastenal Co.	3,756	113,131
W.W. Grainger, Inc.	1,879	124,314

		237,445

INFORMATION TECHNOLOGY 17.0%
Communications Equipment 2.8%
Ciena Corp. *	2,625	14,096
Cisco Systems, Inc. *	170,193	2,479,712
Corning, Inc.	45,181	476,660
Harris Corp.	3,912	145,839
JDS Uniphase Corp. *	6,390	17,636
Juniper Networks, Inc. *	15,346	218,067
Motorola, Inc.	65,877	231,887
QUALCOMM, Inc.	48,121	1,608,685
Tellabs, Inc. *	11,570	43,966

		5,236,548

Computers & Peripherals 5.0%
Apple, Inc. *	25,839	2,307,681
Dell, Inc. *	50,303	429,085
EMC Corp. *	59,320	622,860
Hewlett-Packard Co.	71,190	2,066,646
International Business Machines Corp.	39,051	3,593,863
Lexmark International, Inc., Class A *	2,279	39,062
NetApp, Inc. *	9,597	128,984
QLogic Corp. *	3,524	32,491
SanDisk Corp. *	6,570	58,539
Sun Microsystems, Inc. *	21,469	100,475
Teradata Corp. *	5,116	79,093

		9,458,779

9

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued

February 28, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Electronic Equipment, Instruments & Components 0.3%
Agilent Technologies, Inc. *	10,174	$141,113
Amphenol Corp., Class A	5,110	129,896
Flir Systems, Inc.	4,038	82,416
Jabil Circuit, Inc.	6,123	25,349
Molex, Inc.	4,094	46,549
Tyco Electronics, Ltd.	13,302	126,103

		551,426

Internet Software & Services 1.8%
Akamai Technologies, Inc. *	4,916	88,930
eBay, Inc. *	31,179	338,916
Google, Inc., Class A *	6,953	2,350,045
VeriSign, Inc. *	5,640	109,021
Yahoo!, Inc. *	40,338	533,672

		3,420,584

IT Services 0.9%
Affiliated Computer Services, Inc., Class A *	2,836	132,243
Automatic Data Processing, Inc.	14,763	504,156
Cognizant Technology Solutions Corp., Class A *	8,464	155,738
Computer Sciences Corp. *	4,403	152,960
Convergys Corp. *	3,548	22,885
Fidelity National Information Services, Inc.	5,523	96,652
Fiserv, Inc. *	4,655	151,846
Paychex, Inc.	9,334	205,908
Total System Services, Inc.	5,721	71,970
Western Union Co.	20,800	232,128

		1,726,486

Office Electronics 0.1%
Xerox Corp.	25,161	130,334

Semiconductors & Semiconductor Equipment 2.3%
Advanced Micro Devices, Inc. *	17,687	38,558
Altera Corp.	8,644	132,513
Analog Devices, Inc.	8,464	157,769
Applied Materials, Inc.	38,999	359,181
Broadcom Corp., Class A *	12,910	212,369
Intel Corp.	161,674	2,059,727
KLA-Tencor Corp.	4,908	84,663
Linear Technology Corp.	6,445	140,501
LSI Corp. *	18,751	54,378
MEMC Electronic Materials, Inc. *	6,524	97,925
Microchip Technology, Inc.	5,287	99,237
Micron Technology, Inc. *	22,201	71,487
National Semiconductor Corp.	5,670	61,803
Novellus Systems, Inc. *	2,839	36,197
NVIDIA Corp. *	15,611	129,259
Teradyne, Inc. *	4,921	20,324
Texas Instruments, Inc.	37,684	540,765
Xilinx, Inc.	7,962	140,768

		4,437,424

Software 3.8%
Adobe Systems, Inc. *	15,434	257,748
Autodesk, Inc. *	6,578	83,475
BMC Software, Inc. *	5,450	161,484
CA, Inc.	11,450	194,078

10

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued

February 28, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software continued
Citrix Systems, Inc. *	5,280	$108,662
Compuware Corp. *	7,165	42,345
Electronic Arts, Inc. *	9,327	152,123
Intuit, Inc. *	9,303	212,015
McAfee, Inc.	4,437	124,014
Microsoft Corp.	222,373	3,591,324
Novell, Inc. *	10,036	31,714
Oracle Corp. *	113,869	1,769,524
Salesforce.com, Inc. *	3,050	85,400
Symantec Corp. *	24,301	336,083

		7,149,989

MATERIALS 3.1%
Chemicals 1.9%
Air Products & Chemicals, Inc.	6,092	281,755
CF Industries Holdings, Inc.	1,653	106,338
Dow Chemical Co.	26,852	192,260
E.I. DuPont de Nemours & Co.	26,229	492,056
Eastman Chemical Co.	2,109	43,319
Ecolab, Inc.	4,873	154,864
International Flavors & Fragrances, Inc.	2,286	60,145
Monsanto Co.	15,927	1,214,752
PPG Industries, Inc.	4,773	148,249
Praxair, Inc.	8,964	508,707
Rohm & Haas Co.	3,631	189,066
Sigma-Aldrich Corp.	3,644	130,091

		3,521,602

Construction Materials 0.1%
Vulcan Materials Co.	3,202	132,595

Containers & Packaging 0.2%
Ball Corp.	2,750	110,797
Bemis Co., Inc.	2,897	53,797
Owens-Illinois, Inc.	4,854	74,849
Pactiv Corp. *	3,819	60,455
Sealed Air Corp.	4,589	51,213

		351,111

Metals & Mining 0.8%
AK Steel Holding Corp.	3,256	20,122
Alcoa, Inc.	23,263	144,929
Allegheny Technologies, Inc.	2,799	55,056
Freeport-McMoRan Copper & Gold, Inc.	11,953	363,610
Newmont Mining Corp.	14,077	586,026
Nucor Corp.	9,126	307,090
Titanium Metals Corp.	2,474	14,448
United States Steel Corp.	3,379	66,465

		1,557,746

Paper & Forest Products 0.1%
International Paper Co.	12,428	70,715
MeadWestvaco Corp.	4,965	46,373
Weyerhaeuser Co.	6,142	148,391

		265,479

11

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued

February 28, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES 4.0%
Diversified Telecommunication Services 3.7%
AT&T, Inc.	171,295	$4,071,682
CenturyTel, Inc.	2,911	76,647
Embarq Corp.	4,131	144,461
Frontier Communications Corp.	9,049	65,153
Qwest Communications International, Inc.	42,582	144,353
Verizon Communications, Inc.	82,566	2,355,608
Windstream Corp.	12,773	95,286

		6,953,190

Wireless Telecommunication Services 0.3%
American Tower Corp., Class A *	11,531	335,783
Sprint Nextel Corp.	83,040	273,201

		608,984

UTILITIES 4.4%
Electric Utilities 2.7%
Allegheny Energy, Inc.	4,914	116,167
American Electric Power Co., Inc.	11,730	329,027
Consolidated Edison, Inc.	7,954	288,014
Duke Energy Corp.	36,779	495,413
Edison International	9,471	257,801
Entergy Corp.	5,503	370,847
Exelon Corp.	19,124	903,035
FirstEnergy Corp.	8,861	377,124
FPL Group, Inc.	11,881	538,566
Pepco Holdings, Inc.	6,285	94,275
Pinnacle West Capital Corp.	2,930	76,942
PPL Corp.	10,900	304,001
Progress Energy, Inc.	8,065	285,662
Southern Co.	22,515	682,430

		5,119,304

Gas Utilities 0.2%
EQT Corp.	3,804	116,973
Nicor, Inc.	1,314	41,233
Questar Corp.	5,041	145,332

		303,538

Independent Power Producers & Energy Traders 0.1%
AES Corp. *	19,555	123,197
Constellation Energy Group, Inc.	5,789	114,391
Dynegy, Inc., Class A *	14,701	19,111

		256,699

Multi-Utilities 1.4%
Ameren Corp.	6,146	146,152
CenterPoint Energy, Inc.	10,004	103,241
CMS Energy Corp.	6,575	72,720
Dominion Resources, Inc.	16,898	509,982
DTE Energy Co.	4,739	126,863
Integrys Energy Group, Inc.	2,221	53,415
NiSource, Inc.	7,972	69,755
PG&E Corp.	10,493	401,042
Public Service Enterprise Group, Inc.	14,711	401,463
SCANA Corp.	3,416	102,924
Sempra Energy	7,082	294,399
TECO Energy, Inc.	6,185	59,314

12

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued

February 28, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Multi-Utilities continued
Wisconsin Energy Corp.	3,399	$135,348
Xcel Energy, Inc.	13,053	231,560

		2,708,178

Total Common Stocks (cost $228,238,842)		186,048,872

	Principal Amount	Value

SHORT-TERM INVESTMENTS 0.9%
U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Bills:
0.11%, 04/23/2009 ß ƒ	$100,000	99,977
0.13%, 06/18/2009 ß ƒ	200,000	199,825
0.18%, 06/25/2009 ß ƒ	25,000	24,976
0.28%, 05/28/2009 ß ƒ	100,000	99,941

		424,719

	Shares	Value

MUTUAL FUND SHARES 0.7%
Evergreen Institutional Money Market Fund, Class I, 0.74% q ø	1,219,402	1,219,402

Total Short-Term Investments (cost $1,644,226)		1,644,121

Total Investments (cost $229,883,068) 99.6%		187,692,993
Other Assets and Liabilities 0.4%		757,232

Net Assets 100.0%		$188,450,225

*	Non-income producing security
°

Investment in non-controlled affiliate. At February 28, 2009, the Fund invested in securities issued by Wells Fargo & Co. and/or Wachovia Corp. with a cost basis of $4,884,233 and earned $112,496 of income for the period from June 1, 2008 to February 28, 2009.

ß	Rate shown represents the yield to maturity at date of purchase.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
q	Rate shown is the 7-day annualized yield at period end.

At February 28, 2009, the Fund had long futures contracts outstanding as follows:

		Initial Contract	Value at	Unrealized
Expiration	Contracts	Amount	February 28, 2009	Gain (Loss)

March 2009	64 E-mini S&P 500 Futures	$2,771,502	$2,349,440	$(422,062)

On February 28, 2009, the aggregate cost of securities for federal income tax purposes was $230,291,291. The gross unrealized appreciation and depreciation on securities based on tax cost was $36,322,310 and $78,920,608, respectively, with a net unrealized depreciation of $42,598,298.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Futures contracts

In order to gain exposure to, or protect against changes in, security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

13

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued

February 28, 2009 (unaudited)

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

Valuation hierarchy

On June 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted Prices	$187,692,993	$(422,062)
Level 2 – Other Significant Observable Inputs	0	0
Level 3 – Significant Unobservable Inputs	0	0

Total	$187,692,993	$(422,062)

*	Other financial instruments include futures transactions.

14

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS

February 28, 2009 (unaudited)
	Shares	Value

COMMON STOCKS 98.7%
CONSUMER DISCRETIONARY 9.6%
Auto Components 0.1%
BorgWarner, Inc.	10,021	$172,862
Gentex Corp.	14,119	112,952
Goodyear Tire & Rubber Co. *	15,293	67,901
Johnson Controls, Inc.	8,918	101,487
Wabco Holdings, Inc.	6,485	65,628

		520,830

Automobiles 0.1%
Harley-Davidson, Inc.	20,769	209,767
Thor Industries, Inc.	1,039	11,128

		220,895

Distributors 0.1%
LKQ Corp. *	13,393	180,805

Diversified Consumer Services 0.7%
Apollo Group, Inc., Class A *	12,600	913,500
Brink’s Home Security Holdings, Inc. *	4,011	84,111
DeVry, Inc.	6,057	314,661
H&R Block, Inc.	32,169	614,428
Hillenbrand, Inc.	6,173	103,521
ITT Educational Services, Inc. *	3,839	435,726
Strayer Education, Inc.	1,406	238,669
Weight Watchers International, Inc.	3,028	54,807

		2,759,423

Hotels, Restaurants & Leisure 2.6%
Boyd Gaming Corp.	686	2,916
Brinker International, Inc.	10,011	110,121
Burger King Holdings, Inc.	7,930	170,416
Carnival Corp.	8,797	172,069
Chipotle Mexican Grill, Inc., Class A *	3,261	178,148
Choice Hotels International, Inc.	1,039	25,726
Darden Restaurants, Inc.	13,846	375,781
International Game Technology	30,610	269,980
Interval Leisure Group, Inc. *	470	1,880
Las Vegas Sands Corp. *	16,311	37,189
Marriott International, Inc., Class A	29,222	413,784
McDonald’s Corp.	101,648	5,311,108
MGM MIRAGE *	11,541	40,394
Orient Express Hotels, Ltd.	4,066	16,101
Panera Bread Co., Class A *	2,622	115,473
Penn National Gaming, Inc. *	6,589	125,784
Scientific Games Corp., Class A *	6,382	67,522
Starbucks Corp. *	71,976	658,580
Starwood Hotels & Resorts Worldwide, Inc.	18,458	213,928
Tim Hortons, Inc.	18,262	430,983
Wynn Resorts, Ltd. *	5,652	118,409
Yum! Brands, Inc.	46,837	1,230,876

		10,087,168

Household Durables 0.1%
Garmin, Ltd.	11,895	203,642
Harman International Industries, Inc.	4,291	45,571
NVR, Inc. *	32	10,649
Pulte Homes, Inc.	4,891	44,899

		304,761

1

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

February 28, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Internet & Catalog Retail 0.6%
Amazon.com, Inc.	31,137	$2,017,366
HSN, Inc. *	470	2,007
priceline.com, Inc. *	4,013	340,543
Ticketmaster Entertainment, Inc. *	470	2,299

		2,362,215

Leisure Equipment & Products 0.0%
Hasbro, Inc.	5,106	116,876

Media 1.9%
Central European Media Enterprises, Ltd., Class A *	3,560	22,642
Clear Channel Outdoor Holdings, Inc. *	3,126	10,160
Comcast Corp., Class A	80,950	1,057,207
CTC Media, Inc. *	5,205	17,905
DIRECTV Group, Inc. *	53,997	1,076,700
DISH Network Corp., Class A *	20,165	226,856
DreamWorks Animation SKG, Inc., Class A *	7,900	152,391
Interpublic Group of Cos. *	39,942	152,179
John Wiley & Sons, Inc., Class A	3,982	124,995
Lamar Advertising Co., Class A *	7,607	52,640
Liberty Global, Inc., Class A *	12,995	159,449
Liberty Media Corp.-Liberty Entertainment, Ser. A *	51,083	884,758
McGraw-Hill Cos.	15,820	312,129
Morningstar, Inc. *	1,595	44,500
News Corp., Class A	91,594	509,263
Omnicom Group, Inc.	29,293	703,911
Sirius XM Radio, Inc. *	375,028	60,004
Time Warner Cable, Inc. *	7,648	139,423
Time Warner, Inc.	39,270	299,630
Viacom, Inc., Class B *	51,931	799,218
Walt Disney Co.	21,850	366,424
Warner Music Group Corp.	1,393	2,424

		7,174,808

Multiline Retail 0.9%
Big Lots, Inc. *	8,045	124,778
Dollar Tree Stores, Inc. *	8,897	345,382
Family Dollar Stores, Inc.	1,077	29,553
Kohl’s Corp. *	23,273	817,813
Nordstrom, Inc.	17,992	242,352
Target Corp.	72,198	2,043,925

		3,603,803

Specialty Retail 1.9%
Abercrombie & Fitch Co., Class A	8,547	187,949
Advance Auto Parts, Inc.	9,421	360,353
American Eagle Outfitters, Inc.	11,961	116,739
AnnTaylor Stores Corp. *	2,154	14,173
AutoZone, Inc.	3,831	544,883
Bed Bath & Beyond, Inc. *	21,068	448,748
Best Buy Co., Inc.	33,019	951,608
CarMax, Inc. *	21,621	203,886
Dick’s Sporting Goods, Inc. *	8,349	103,110
GameStop Corp., Class A *	16,142	434,543
Gap, Inc.	23,776	256,543
Guess?, Inc.	5,963	95,825
Limited Brands, Inc.	17,413	133,906

2

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

February 28, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Specialty Retail continued
Lowe’s Cos.	7,227	$114,476
O’Reilly Automotive, Inc. *	4,835	161,296
PetSmart, Inc.	12,588	252,264
Ross Stores, Inc.	13,178	389,015
Sherwin-Williams Co.	9,950	457,202
Staples, Inc.	59,005	941,130
Tiffany & Co.	12,466	237,353
TJX Cos.	41,990	935,117
Urban Outfitters, Inc. *	11,225	186,784
Williams-Sonoma, Inc.	1,413	12,335

		7,539,238

Textiles, Apparel & Luxury Goods 0.6%
Coach, Inc. *	31,740	443,725
Hanesbrands, Inc. *	9,300	65,100
Nike, Inc., Class B	34,976	1,452,553
Phillips-Van Heusen Corp.	4,449	73,720
Polo Ralph Lauren Corp.	5,544	191,102

		2,226,200

CONSUMER STAPLES 14.0%
Beverages 3.7%
Brown-Forman Corp., Class B	7,602	326,734
Central European Distribution Corp. *	4,027	26,860
Coca-Cola Co.	161,905	6,613,819
Hansen Natural Corp. *	7,156	238,152
PepsiCo, Inc.	147,406	7,096,125

		14,301,690

Food & Staples Retailing 4.3%
Costco Wholesale Corp.	42,836	1,813,676
CVS Caremark Corp.	76,313	1,964,297
Kroger Co.	28,864	596,619
Sysco Corp.	59,384	1,276,756
Wal-Mart Stores, Inc.	179,014	8,814,649
Walgreen Co.	90,483	2,158,925
Whole Foods Market, Inc.	13,862	168,423

		16,793,345

Food Products 0.6%
Campbell Soup Co.	10,194	272,893
Dean Foods Co. *	10,449	213,682
General Mills, Inc.	2,816	147,784
H.J. Heinz Co.	17,293	564,962
Hershey Co.	7,659	258,032
J.M. Smucker Co.	2,313	85,858
Kellogg Co.	14,115	549,356
McCormick & Co., Inc.	4,162	130,479
Tyson Foods, Inc., Class A	3,230	27,229

		2,250,275

Household Products 2.6%
Church & Dwight Co.	6,924	338,722
Clorox Co.	4,211	204,655
Colgate-Palmolive Co.	50,206	3,021,397
Energizer Holdings, Inc. *	5,684	239,808

3

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

February 28, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Household Products continued
Kimberly-Clark Corp.	17,003	$801,011
Procter & Gamble Co.	110,567	5,326,012

		9,931,605

Personal Products 0.3%
Alberto-Culver Co.	1,117	24,731
Avon Products, Inc.	42,193	742,175
Bare Escentuals, Inc. *	5,996	18,947
Estee Lauder Cos., Class A	9,679	219,229
Herbalife, Ltd.	6,438	87,814
NBTY, Inc. *	2,587	38,469

		1,131,365

Tobacco 2.5%
Altria Group, Inc.	154,884	2,391,409
Lorillard, Inc.	9,011	526,603
Philip Morris International, Inc.	208,545	6,980,001

		9,898,013

ENERGY 8.3%
Energy Equipment & Services 3.0%
Atwood Oceanics, Inc. *	5,526	84,437
Baker Hughes, Inc.	30,454	892,607
Cameron International Corp. *	21,421	412,997
Diamond Offshore Drilling, Inc.	6,800	425,952
Dresser-Rand Group, Inc. *	8,503	178,648
ENSCO International, Inc.	13,315	327,283
FMC Technologies, Inc.	12,661	335,390
Global Industries, Ltd. *	7,272	22,980
Halliburton Co.	86,250	1,406,737
Key Energy Services, Inc. *	2,069	5,524
Nabors Industries, Ltd. *	3,924	38,102
National Oilwell Varco, Inc. *	41,048	1,097,213
Noble Corp.	26,572	653,405
Oceaneering International, Inc. *	5,450	173,147
Oil States International, Inc. *	3,248	43,263
Patterson-UTI Energy, Inc.	9,436	81,055
Pride International, Inc. *	11,893	205,035
Rowan Companies, Inc.	3,897	47,193
Schlumberger, Ltd.	117,959	4,489,520
SEACOR Holdings, Inc. *	239	14,318
Smith International, Inc.	21,331	458,190
Superior Energy Services, Inc. *	7,983	105,296
Tetra Technologies, Inc. *	7,374	21,090
Tidewater, Inc.	269	9,501
Unit Corp. *	3,557	76,013

		11,604,896

Oil, Gas & Consumable Fuels 5.3%
Alpha Natural Resources, Inc. *	6,951	127,898
Arch Coal, Inc.	14,250	198,075
Cabot Oil & Gas Corp.	4,639	94,496
Chesapeake Energy Corp.	24,005	375,438
CNX Gas Corp. *	2,731	59,563
Consol Energy, Inc.	18,070	492,408
Continental Resources, Inc. *	2,942	46,748
Denbury Resources, Inc. *	24,321	313,255

4

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

February 28, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil, Gas & Consumable Fuels continued
El Paso Corp.	14,860	$100,305
Encore Aquisition Co. *	1,328	26,666
EOG Resources, Inc.	18,461	923,789
Exxon Mobil Corp.	91,015	6,179,919
Foundation Coal Holdings, Inc.	4,485	72,119
Frontier Oil Corp.	10,277	140,281
Frontline, Ltd.	4,816	97,717
Helix Energy Solutions, Inc. *	779	2,423
Hess Corp.	27,812	1,521,038
Holly Corp.	4,221	98,392
Mariner Energy, Inc. *	6,336	58,608
Massey Energy Co.	8,417	97,216
Murphy Oil Corp.	18,783	785,317
Noble Energy, Inc.	1,090	49,639
Occidental Petroleum Corp.	81,144	4,208,939
Patriot Coal Corp. *	7,651	27,926
Peabody Energy Corp.	26,844	635,398
Petrohawk Energy Corp. *	23,400	398,268
Plains Exploration & Production Co. *	9,693	185,524
Quicksilver Resources, Inc. *	10,773	64,638
Range Resources Corp.	15,258	542,727
SandRidge Energy, Inc. *	10,294	69,587
Southwestern Energy Co. *	33,809	972,685
St. Mary Land & Exploration Co.	2,512	34,113
Sunoco, Inc.	6,863	229,567
Tesoro Corp.	3,962	58,479
W&T Offshore, Inc.	2,982	24,005
Walter Industries, Inc.	5,511	100,135
Whiting Petroleum Corp. *	5,001	116,523
Williams Cos.	57,780	652,914
XTO Energy, Inc.	5,962	188,757

		20,371,495

FINANCIALS 3.9%
Capital Markets 1.4%
Affiliated Managers Group, Inc. *	4,047	145,611
BlackRock, Inc.	1,257	121,690
Charles Schwab Corp.	92,379	1,174,137
E*TRADE Financial Corp. *	7,978	6,383
Eaton Vance Corp.	10,130	175,249
Federated Investors, Inc., Class B	8,628	162,724
Franklin Resources, Inc.	8,106	371,255
GLG Partners, Inc.	4,852	10,529
Goldman Sachs Group, Inc.	4,634	422,065
INVESCO, Ltd.	4,830	55,207
Investment Technology Group, Inc. *	3,956	77,023
Janus Capital Group, Inc.	14,969	66,013
Lazard, Ltd.	7,475	181,493
MF Global, Ltd. *	4,439	19,265
Morgan Stanley	6,109	119,370
Northern Trust Corp.	19,653	1,091,724
SEI Investments Co.	13,313	157,626
State Street Corp.	11,137	281,432
T. Rowe Price Group, Inc.	25,676	583,872

5

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

February 28, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Capital Markets continued
TD Ameritrade Holding Corp. *	24,036	$285,307
Waddell & Reed Financial, Inc., Class A	8,570	121,009

		5,628,984

Consumer Finance 1.2%
American Express Co.	83,503	1,007,046
MasterCard, Inc., Class A	7,185	1,135,446
SLM Corp. *	40,894	188,112
Visa, Inc., Class A	44,260	2,509,985

		4,840,589

Diversified Financial Services 0.4%
CME Group, Inc., Class A	4,674	852,537
IntercontinentalExchange, Inc. *	6,977	396,084
MSCI, Inc., Class A *	4,351	68,572
NASDAQ OMX Group, Inc. *	7,284	152,236
NYSE Euronext	15,773	266,248

		1,735,677

Insurance 0.3%
AFLAC, Inc.	46,996	787,653
Axis Capital Holdings, Ltd.	3,138	70,228
Brown & Brown, Inc.	2,722	45,920
Erie Indemnity Co., Class A	253	7,600
Prudential Financial, Inc.	7,377	121,057
TransAtlantic Holdings, Inc.	640	19,245
W.R. Berkley Corp.	723	15,046

		1,066,749

Real Estate Investment Trusts (REITs) 0.4%
Apartment Investment & Management Co., Class A	2,751	14,360
Camden Property Trust	3,326	62,496
Digital Realty Trust, Inc.	5,097	152,349
Essex Property Trust, Inc.	548	29,811
Federal Realty Investment Trust	1,709	70,291
General Growth Properties, Inc.	13,755	8,115
HCP, Inc.	2,936	53,641
Health Care REIT, Inc.	1,215	37,386
Kilroy Realty Corp.	288	5,360
Macerich Co.	7,390	84,394
Nationwide Health Properties, Inc.	930	18,842
Plum Creek Timber Co., Inc.	5,515	144,658
Rayonier, Inc.	954	25,376
Simon Property Group, Inc.	22,221	735,515
Taubman Centers, Inc.	5,221	81,709
Ventas, Inc.	2,256	48,662

		1,572,965

Real Estate Management & Development 0.1%
CB Richard Ellis Group, Inc., Class A *	7,444	21,513
Forest City Enterprises, Inc., Class A	7,338	36,763
St. Joe Co. *	7,679	141,217

		199,493

Thrifts & Mortgage Finance 0.1%
Capitol Federal Financial	778	28,810
Freddie Mac	58,634	24,626

6

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

February 28, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Thrifts & Mortgage Finance continued
Hudson City Bancorp, Inc.	17,810	$184,690
Tree.com, Inc. *	78	353

		238,479

HEALTH CARE 15.9%
Biotechnology 3.7%
Abraxis BioScience, Inc. *	680	39,807
Amylin Pharmaceuticals, Inc. *	13,552	123,730
Biogen Idec, Inc. *	28,701	1,321,394
BioMarin Pharmaceutical, Inc. *	9,744	116,928
Celgene Corp. *	45,300	2,026,269
Cephalon, Inc. *	6,698	439,322
Gen-Probe, Inc. *	5,339	216,603
Genentech, Inc. *	45,924	3,928,798
Genzyme Corp. *	26,429	1,610,319
Gilead Sciences, Inc. *	91,203	4,085,894
Vertex Pharmaceuticals, Inc. *	15,942	481,927

		14,390,991

Health Care Equipment & Supplies 3.6%
Baxter International, Inc.	62,028	3,157,846
Beckman Coulter, Inc.	5,023	225,231
Becton, Dickinson & Co.	24,130	1,493,406
Boston Scientific Corp. *	9,616	67,504
C.R. Bard, Inc.	9,815	787,752
Dentsply International, Inc.	14,715	340,211
Edwards Lifesciences Corp. *	5,423	301,573
Hill-Rom Holdings, Inc.	838	8,229
Hologic, Inc. *	12,648	143,175
Hospira, Inc. *	2,265	52,548
IDEXX Laboratories, Inc. *	5,962	179,456
Intuitive Surgical, Inc. *	3,827	348,104
Inverness Medical Innovations, Inc. *	3,881	87,206
Kinetic Concepts, Inc. *	5,589	121,729
Medtronic, Inc.	111,032	3,285,437
ResMed, Inc. *	7,639	281,726
St. Jude Medical, Inc. *	33,577	1,113,413
Stryker Corp.	30,413	1,024,006
Varian Medical Systems, Inc. *	12,420	378,934
Zimmer Holdings, Inc. *	15,380	538,608

		13,936,094

Health Care Providers & Services 2.5%
Aetna, Inc.	30,820	735,673
AmerisourceBergen Corp.	1,837	58,343
Cardinal Health, Inc.	26,391	856,388
CIGNA Corp.	3,859	60,818
Community Health Systems, Inc. *	2,141	35,027
Coventry Health Care, Inc. *	3,059	35,240
DaVita, Inc. *	8,613	404,122
Express Scripts, Inc. *	20,808	1,046,642
Health Management Associates, Inc., Class A *	15,922	34,232
Health Net, Inc. *	573	7,564
Henry Schein, Inc. *	8,282	303,784
Humana, Inc. *	9,503	224,936
Laboratory Corp. of America Holdings *	11,004	605,330

7

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

February 28, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services continued
Lincare Holdings, Inc. *	6,593	$138,914
McKesson Corp.	19,683	807,397
Medco Health Solutions, Inc. *	50,093	2,032,774
Mednax, Inc. *	3,988	118,045
Omnicare, Inc.	769	19,940
Patterson Companies, Inc. *	11,996	216,768
Quest Diagnostics, Inc.	12,841	588,503
Tenet Healthcare Corp. *	26,812	29,761
UnitedHealth Group, Inc.	44,826	880,831
VCA Antech, Inc. *	8,340	173,388
Wellcare Group, Inc. *	4,123	37,231
WellPoint, Inc. *	4,780	162,138

		9,613,789

Health Care Technology 0.1%
Cerner Corp. *	6,683	244,598
HLTH Corp. *	2,874	31,384
IMS Health, Inc.	3,908	48,928
WebMD Health Corp., Class A *	768	17,802

		342,712

Life Sciences Tools & Services 0.7%
Charles River Laboratories International, Inc. *	3,058	75,838
Covance, Inc. *	6,215	236,046
Illumina, Inc. *	12,126	379,908
Life Technologies Corp. *	10,347	301,615
Millipore Corp. *	5,447	299,912
PerkinElmer, Inc.	5,232	67,388
Pharmaceutical Product Development, Inc.	10,563	253,406
Techne Corp.	3,820	186,607
Thermo Fisher Scientific, Inc. *	14,058	509,743
Waters Corp. *	9,897	348,572

		2,659,035

Pharmaceuticals 5.3%
Abbott Laboratories	152,584	7,223,327
Allergan, Inc.	30,155	1,168,205
Bristol-Myers Squibb Co.	178,693	3,289,738
Eli Lilly & Co.	9,387	275,790
Endo Pharmaceuticals Holdings, Inc. *	10,782	204,642
Forest Laboratories, Inc. *	2,621	56,194
Fresenius Kabi Pharmaceuticals Holding, Inc. *	2,511	779
Johnson & Johnson	73,280	3,664,000
Merck & Co., Inc.	60,696	1,468,843
Mylan Laboratories, Inc. *	5,538	68,837
Perrigo Co.	7,702	154,733
Schering-Plough Corp.	160,307	2,787,739
Sepracor, Inc. *	10,656	159,627
Warner Chilcott, Ltd., Class A *	9,075	98,464
Watson Pharmaceuticals, Inc. *	5,101	144,205

		20,765,123

INDUSTRIALS 11.7%
Aerospace & Defense 3.1%
Alliant Techsystems, Inc. *	1,412	99,772
BE Aerospace, Inc. *	9,115	67,998
Boeing Co.	74,295	2,335,835

8

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

February 28, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Aerospace & Defense continued
Goodrich Corp.	12,366	$409,809
Honeywell International, Inc.	73,313	1,966,988
L-3 Communications Holdings, Inc.	9,399	635,842
Lockheed Martin Corp.	32,512	2,051,832
Northrop Grumman Corp.	8,624	322,193
Precision Castparts Corp.	13,772	763,382
Raytheon Co.	15,181	606,785
Rockwell Collins Corp.	15,892	495,830
United Technologies Corp.	54,845	2,239,321

		11,995,587

Air Freight & Logistics 1.1%
C.H. Robinson Worldwide, Inc.	16,861	697,708
Expeditors International of Washington, Inc.	21,088	580,974
United Parcel Service, Inc., Class B	67,624	2,784,756
UTi Worldwide, Inc.	8,895	109,320

		4,172,758

Airlines 0.0%
AMR Corp. *	13,863	56,700
Copa Holdings SA, Class A	2,163	57,168
Delta Air Lines, Inc. *	14,603	73,453

		187,321

Building Products 0.0%
Lennox International, Inc.	4,612	119,451
USG Corp. *	3,665	21,147

		140,598

Commercial Services & Supplies 0.6%
Brink’s Co.	4,011	95,743
Copart, Inc. *	6,250	168,875
Corrections Corporation of America *	10,952	116,310
Covanta Holding Corp. *	11,925	181,618
IHS, Inc., Class A *	4,280	174,324
Iron Mountain, Inc. *	17,690	328,680
Pitney Bowes, Inc.	18,553	357,887
Republic Services, Inc.	14,184	282,262
Stericycle, Inc. *	8,524	408,982
Waste Management, Inc.	13,778	372,006

		2,486,687

Construction & Engineering 0.5%
AECOM Technology Corp. *	8,958	219,740
Fluor Corp.	17,540	583,205
Jacobs Engineering Group, Inc. *	12,043	406,331
KBR, Inc.	13,614	171,536
Quanta Services, Inc. *	15,116	266,041
Shaw Group, Inc. *	8,196	191,295
URS Corp. *	1,502	46,442

		1,884,590

Electrical Equipment 1.1%
Ametek, Inc.	10,548	279,100
Cooper Industries, Inc.	13,093	276,131
Emerson Electric Co.	77,193	2,064,913
First Solar, Inc. *	4,416	466,948
General Cable Corp. *	5,215	80,467

9

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

February 28, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Electrical Equipment continued
Hubbell, Inc., Class B	2,414	$63,536
Rockwell Automation, Inc.	14,508	291,611
Roper Industries, Inc.	8,839	365,493
SunPower Corp., Class A *	8,141	227,053

		4,115,252

Industrial Conglomerates 1.0%
3M Co.	69,632	3,165,471
Carlisle Cos.	658	13,042
McDermott International, Inc. *	22,390	263,978
Textron, Inc.	24,642	139,227
Tyco International, Ltd.	24,745	496,137

		4,077,855

Machinery 2.3%
AGCO Corp. *	6,584	112,850
Bucyrus International, Inc.	7,403	91,945
Caterpillar, Inc.	60,817	1,496,706
Cummins, Inc.	20,082	417,706
Danaher Corp.	17,722	899,569
Deere & Co.	42,607	1,171,266
Donaldson Co., Inc.	7,702	188,006
Dover Corp.	16,383	408,592
Eaton Corp.	7,356	265,919
Flowserve Corp.	2,580	130,213
Graco, Inc.	5,989	101,693
Harsco Corp.	8,331	172,118
IDEX Corp.	7,236	139,799
Illinois Tool Works, Inc.	2,364	65,719
Ingersoll-Rand Co., Ltd., Class A	5,421	76,870
ITT Corp.	13,616	508,558
John Bean Technologies Corp.	2,735	26,502
Joy Global, Inc.	10,097	176,294
Kennametal, Inc.	1,603	26,161
Lincoln Electric Holdings, Inc.	2,881	88,533
Manitowoc Co.	12,854	52,701
Oshkosh Corp.	5,135	32,145
Paccar, Inc.	36,102	905,077
Pall Corp.	12,127	288,259
Parker Hannifin Corp.	16,583	553,375
SPX Corp.	5,280	233,798
Timken Co.	416	5,067
Toro Co.	3,511	76,786
Valmont Industries, Inc.	1,871	81,501

		8,793,728

Marine 0.0%
Kirby Corp. *	5,332	117,517

Professional Services 0.3%
Corporate Executive Board Co.	3,371	50,565
Dun & Bradstreet Corp.	3,907	289,001
Equifax, Inc.	6,825	146,738
FTI Consulting, Inc. *	4,958	181,165
Manpower, Inc.	596	16,616
Monster Worldwide, Inc. *	11,821	77,900
Robert Half International, Inc.	14,132	217,209

		979,194

10

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

February 28, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Road & Rail 1.4%
Burlington Northern Santa Fe Corp.	27,828	$1,635,452
Con-Way, Inc.	739	11,166
CSX Corp.	40,012	987,496
Hertz Global Holdings, Inc. *	1,755	5,546
J.B. Hunt Transport Services, Inc.	8,065	164,365
Kansas City Southern *	7,361	130,216
Landstar System, Inc.	5,214	165,023
Norfolk Southern Corp.	10,736	340,546
Ryder System, Inc.	1,870	42,748
Union Pacific Corp.	51,090	1,916,897

		5,399,455

Trading Companies & Distributors 0.3%
Fastenal Co.	12,768	384,572
GATX Corp.	544	9,939
MSC Industrial Direct Co., Class A	4,376	133,862
W.W. Grainger, Inc.	7,564	500,434
Wesco International, Inc. *	3,053	50,680

		1,079,487

INFORMATION TECHNOLOGY 28.7%
Communications Equipment 4.4%
Brocade Communications Systems, Inc. *	5,243	14,576
Ciena Corp. *	8,607	46,220
Cisco Systems, Inc. *	584,031	8,509,332
CommScope, Inc. *	6,905	61,662
Corning, Inc.	155,709	1,642,730
EchoStar Corp. *	298	4,881
F5 Networks, Inc. *	8,098	161,960
Harris Corp.	13,318	496,495
JDS Uniphase Corp. *	11,090	30,608
Juniper Networks, Inc. *	51,901	737,513
QUALCOMM, Inc.	160,038	5,350,070

		17,056,047

Computers & Peripherals 8.2%
Apple, Inc. *	87,165	7,784,706
Dell, Inc. *	179,506	1,531,186
Diebold, Inc.	5,438	120,289
EMC Corp. *	142,661	1,497,940
Hewlett-Packard Co.	243,741	7,075,801
International Business Machines Corp.	135,794	12,497,122
NCR Corp. *	14,057	111,331
NetApp, Inc. *	33,964	456,476
SanDisk Corp. *	4,377	38,999
Seagate Technology, Inc.	23,193	99,730
Teradata Corp. *	8,706	134,595
Western Digital Corp. *	21,889	299,004

		31,647,179

Electronic Equipment, Instruments & Components 0.6%
Agilent Technologies, Inc. *	36,091	500,582
Amphenol Corp., Class A	17,338	440,732
Arrow Electronics, Inc. *	825	13,720
Avnet, Inc. *	6,513	112,480
AVX Corp. *	406	3,475
Dolby Laboratories, Inc., Class A *	4,987	139,885

11

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

February 28, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Electronic Equipment, Instruments & Components continued
Flir Systems, Inc. *	13,576	$277,086
Itron, Inc. *	3,375	150,727
Jabil Circuit, Inc.	9,968	41,268
Mettler-Toledo International, Inc. *	3,434	183,067
Molex, Inc.	3,790	43,092
National Instruments Corp.	5,601	96,505
Tech Data Corp. *	702	12,138
Trimble Navigation, Ltd. *	11,998	169,172

		2,183,929

Internet Software & Services 3.1%
Akamai Technologies, Inc. *	16,634	300,909
eBay, Inc. *	109,710	1,192,548
Equinix, Inc. *	3,233	150,044
Google, Inc., Class A *	23,415	7,914,036
IAC/InterActiveCorp.	1,176	17,558
Sohu.com, Inc. *	2,800	138,320
VeriSign, Inc.	19,250	372,102
Yahoo!, Inc. *	136,250	1,802,587

		11,888,104

IT Services 2.0%
Accenture, Ltd., Class A	59,047	1,723,582
Affiliated Computer Services, Inc., Class A *	2,458	114,617
Alliance Data Systems Corp. *	6,652	196,899
Automatic Data Processing, Inc.	51,255	1,750,358
Broadridge Financial Solutions, Inc.	13,848	221,291
Cognizant Technology Solutions Corp., Class A *	28,561	525,522
DST Systems, Inc. *	3,266	96,086
Fidelity National Information Services, Inc.	4,379	76,632
Fiserv, Inc. *	16,208	528,705
Genpact, Ltd. *	5,711	45,231
Global Payments, Inc.	7,865	241,298
Hewitt Associates, Inc., Class A *	9,630	284,085
Lender Processing Services, Inc.	2,189	57,330
Metavante Technologies, Inc. *	8,878	149,239
NeuStar, Inc., Class A *	7,668	118,777
Paychex, Inc.	31,994	705,788
SAIC, Inc. *	3,367	63,670
Total System Services, Inc.	16,165	203,356
Unisys Corp. *	19,408	6,987
Western Union Co.	73,160	816,466

		7,925,919

Office Electronics 0.0%
Zebra Technologies Corp., Class A *	5,620	98,743

Semiconductors & Semiconductor Equipment 4.0%
Advanced Micro Devices, Inc. *	7,497	16,343
Altera Corp.	29,640	454,381
Analog Devices, Inc.	28,684	534,670
Applied Materials, Inc.	133,830	1,232,574
Atmel Corp. *	28,104	100,331
Broadcom Corp., Class A *	50,828	836,121
Cree, Inc. *	3,661	71,902
Cypress Semiconductor Corp.	14,886	82,766
Integrated Device Technology, Inc. *	7,621	34,142

12

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

February 28, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment continued
Intel Corp.	489,300	$6,233,682
International Rectifier Corp. *	1,577	19,791
Intersil Corp., Class A	4,173	42,189
KLA-Tencor Corp.	15,738	271,480
Lam Research Corp. *	11,307	221,165
Linear Technology Corp.	21,935	478,183
LSI Corp. *	47,772	138,539
Marvell Technology Group, Ltd. *	47,957	360,157
MEMC Electronic Materials, Inc. *	22,517	337,980
Microchip Technology, Inc.	18,286	343,228
Micron Technology, Inc. *	9,403	30,278
National Semiconductor Corp.	22,678	247,190
Novellus Systems, Inc. *	2,972	37,893
NVIDIA Corp. *	54,846	454,125
ON Semiconductor Corp. *	40,289	147,458
Rambus, Inc. *	10,325	88,382
Silicon Laboratories, Inc. *	4,574	100,171
Teradyne, Inc. *	10,636	43,927
Texas Instruments, Inc.	130,777	1,876,650
Varian Semiconductor Equipment Associates, Inc. *	7,331	133,791
Xilinx, Inc.	27,610	488,145

		15,457,634

Software 6.4%
Activision Blizzard, Inc. *	58,678	588,540
Adobe Systems, Inc. *	52,581	878,103
Amdocs, Ltd. *	8,217	137,635
Ansys, Inc. *	8,372	168,863
Autodesk, Inc. *	22,091	280,335
BMC Software, Inc. *	18,884	559,533
CA, Inc.	17,932	303,947
Citrix Systems, Inc. *	18,146	373,445
Compuware Corp. *	14,306	84,549
Electronic Arts, Inc. *	31,482	513,471
FactSet Research Systems, Inc.	4,222	162,716
Intuit, Inc. *	31,738	723,309
McAfee, Inc. *	13,432	375,424
Microsoft Corp.	793,723	12,818,626
Novell, Inc. *	15,666	49,505
Nuance Communications, Inc. *	19,380	171,707
Oracle Corp. *	385,049	5,983,662
Red Hat, Inc. *	18,847	258,015
Salesforce.com, Inc. *	10,395	291,060
VMware, Inc., Class A *	4,100	85,116

		24,807,561

MATERIALS 3.9%
Chemicals 2.7%
Air Products & Chemicals, Inc.	20,828	963,295
Airgas, Inc.	8,186	252,047
Albemarle Corp.	9,043	174,982
Ashland, Inc.	581	3,434
Celanese Corp., Ser. A	12,335	105,341
CF Industries Holdings, Inc.	4,785	307,819
Chemtura Corp.	1,939	659
Ecolab, Inc.	17,252	548,269

13

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

February 28, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Chemicals continued
FMC Corp.	2,863	$115,751
Huntsman Corp.	1,732	4,572
International Flavors & Fragrances, Inc.	7,959	209,401
Intrepid Potash, Inc. *	1,931	43,332
Monsanto Co.	54,256	4,138,105
Mosaic Co.	15,352	660,904
Nalco Holding Co.	12,946	147,196
PPG Industries, Inc.	1,785	55,442
Praxair, Inc.	30,957	1,756,810
Rohm & Haas Co.	11,069	576,363
Scotts Miracle-Gro Co., Class A	3,368	94,068
Sigma-Aldrich Corp.	6,362	227,123
Terra Industries, Inc.	10,098	260,427
Valhi, Inc.	224	2,798

		10,648,138

Construction Materials 0.1%
Eagle Materials, Inc.	3,827	72,981
Martin Marietta Materials, Inc.	3,784	289,703

		362,684

Containers & Packaging 0.2%
AptarGroup, Inc.	1,251	35,103
Ball Corp.	1,450	58,420
Crown Holdings, Inc. *	15,869	334,519
Greif, Inc., Class A	3,295	101,321
Owens-Illinois, Inc. *	4,714	72,690
Packaging Corporation of America	2,391	25,321

		627,374

Metals & Mining 0.9%
AK Steel Holding Corp.	11,074	68,437
Alcoa, Inc.	62,616	390,098
Allegheny Technologies, Inc.	9,996	196,621
Carpenter Technology Corp.	290	3,973
Century Aluminum Co. *	2,579	5,725
Cliffs Natural Resources, Inc.	11,222	173,156
Newmont Mining Corp.	47,309	1,969,474
Nucor Corp.	6,659	224,075
Schnitzer Steel Industries, Inc., Class A	275	7,876
Southern Copper Corp.	21,748	298,165
Steel Dynamics, Inc.	4,368	36,473
Titanium Metals Corp.	1,558	9,099
United States Steel Corp.	11,021	216,783

		3,599,955

TELECOMMUNICATION SERVICES 0.8%
Diversified Telecommunication Services 0.2%
Embarq Corp.	7,338	256,610
Frontier Communications Corp.	7,117	51,242
Level 3 Communications, Inc. *	153,436	122,749
Qwest Communications International, Inc.	73,905	250,538
Windstream Corp.	22,023	164,292

		845,431

14

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

February 28, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES continued
Wireless Telecommunication Services 0.6%
American Tower Corp., Class A *	39,209	$1,141,766
Clearwire Corp. *	5,930	19,095
Crown Castle International Corp. *	5,780	101,381
Leap Wireless International, Inc. *	458	12,416
MetroPCS Communications, Inc. *	24,084	349,218
NII Holdings, Inc. *	16,567	212,223
SBA Communications Corp., Class A *	11,527	239,531
Telephone & Data Systems, Inc.	4,370	128,915
U.S. Cellular Corp. *	686	23,599

		2,228,144

UTILITIES 1.9%
Electric Utilities 1.1%
Allegheny Energy, Inc.	16,613	392,731
DPL, Inc.	865	17,386
Entergy Corp.	13,405	903,363
Exelon Corp.	32,429	1,531,297
Mirant Corp. *	9,907	121,163
NRG Energy, Inc. *	8,794	166,207
NV Energy, Inc.	6,106	56,603
PPL Corp.	36,882	1,028,639

		4,217,389

Gas Utilities 0.2%
Energen Corp.	1,340	35,912
EQT Corp.	12,939	397,874
Questar Corp.	6,493	187,193

		620,979

Independent Power Producers & Energy Traders 0.2%
AES Corp. *	66,421	418,452
Calpine Corp. *	35,002	197,061
Constellation Energy Group, Inc.	18,018	356,036

		971,549

Multi-Utilities 0.4%
CenterPoint Energy, Inc.	20,544	212,014
Public Service Enterprise Group, Inc.	50,275	1,372,005

		1,584,019

Total Common Stocks (cost $476,332,067)		382,571,193

EXCHANGE TRADED FUND 1.0%
iShares Russell 1000 Growth Index Fund (cost $4,352,440)	124,875	4,057,189

	Principal Amount	Value

SHORT-TERM INVESTMENTS 0.1%
U.S. TREASURY OBLIGATIONS 0.0%
U.S. Treasury Bills:
0.20%, 05/21/2009 ß ƒ	$50,000	49,975
0.21%, 05/21/2009 ß ƒ	15,000	14,993
0.24%, 05/28/2009 ß ƒ	90,000	89,947

		154,915

15

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

February 28, 2009 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS continued
MUTUAL FUND SHARES 0.1%
Evergreen Institutional Money Market Fund, Class I, 0.74% q ø	201,747	$201,747

Total Short-Term Investments (cost $356,641)		356,662

Total Investments (cost $481,041,148) 99.8%		386,985,044
Other Assets and Liabilities 0.2%		769,857

Net Assets 100.0%		$387,754,901

*	Non-income producing security
ß	Rate shown represents the yield to maturity at date of purchase.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

At February 28, 2009, the Fund had long futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at February 28, 2009	Unrealized Gain (Loss)

March 2009	3 S&P 500 Futures	$673,621	$550,650	$(122,971)
March 2009	13 E-Mini S&P 500 Futures	541,559	477,230	(64,329)

On February 28, 2009, the aggregate cost of securities for federal income tax purposes was $481,542,777. The gross unrealized appreciation and depreciation on securities based on tax cost was $45,846,822 and $140,404,555, respectively, with a net unrealized depreciation of $94,557,733.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Futures contracts

In order to gain exposure to, or protect against changes in, security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

Valuation hierarchy

On June 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

16

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

February 28, 2009 (unaudited)

As of February 28, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted Prices	$386,985,044	$(187,300)
Level 2 – Other Significant Observable Inputs	0	0
Level 3 – Significant Unobservable Inputs	0	0

Total	$386,985,044	$(187,300)

*	Other financial instruments include futures contracts.

17

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS

February 28, 2009 (unaudited)
	Shares	Value

COMMON STOCKS 98.0%
CONSUMER DISCRETIONARY 8.2%
Auto Components 0.2%
Autoliv, Inc.	6,866	$102,166
BorgWarner, Inc.	1,393	24,029
Federal-Mogul Corp. *	2,146	13,885
Goodyear Tire & Rubber Co. *	8,116	36,035
Johnson Controls, Inc.	47,556	541,187
TRW Automotive Holdings Corp. *	4,744	11,908

		729,210

Automobiles 0.2%
Ford Motor Co. *	218,307	436,614
General Motors Corp.	49,672	111,762
Harley-Davidson, Inc.	2,504	25,290
Thor Industries, Inc.	2,363	25,308

		598,974

Distributors 0.1%
Genuine Parts Co.	15,482	435,663

Diversified Consumer Services 0.1%
Career Education Corp. *	8,464	208,807
Service Corporation International	24,679	83,415
Weight Watchers International, Inc.	507	9,177

		301,399

Hotels, Restaurants & Leisure 0.4%
Boyd Gaming Corp.	4,720	20,060
Carnival Corp.	32,809	641,744
Choice Hotels International, Inc.	1,885	46,673
International Speedway Corp., Class A	3,064	59,227
Interval Leisure Group, Inc. *	3,034	12,136
McDonald’s Corp.	9,962	520,514
MGM MIRAGE *	692	2,422
Orient Express Hotels, Ltd.	633	2,507
Royal Caribbean Cruises, Ltd.	13,032	78,192
Wyndham Worldwide Corp.	16,716	61,682

		1,445,157

Household Durables 0.8%
Black & Decker Corp.	5,777	136,742
Centex Corp.	11,673	72,489
D.R. Horton, Inc.	29,851	252,241
Fortune Brands, Inc.	14,524	344,945
Harman International Industries, Inc.	1,397	14,836
Jarden Corp. *	6,423	65,194
KB Home	7,136	63,510
Leggett & Platt, Inc.	14,837	169,587
Lennar Corp., Class A	12,884	86,065
M.D.C. Holdings, Inc.	3,237	81,670
Mohawk Industries, Inc. *	5,275	119,162
Newell Rubbermaid, Inc.	26,168	147,849
NVR, Inc. *	361	120,130
Pulte Homes, Inc.	15,391	141,289
Snap-On, Inc.	5,448	128,518
Stanley Works	7,408	198,238
Toll Brothers, Inc. *	12,314	195,177
Whirlpool Corp.	7,100	157,833

		2,495,475

1

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued

February 28, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Internet & Catalog Retail 0.1%
Expedia, Inc. *	19,613	$156,316
HSN, Inc. *	3,034	12,955
Liberty Media Holding Corp.-Interactive, Ser. A *	56,121	181,832
Ticketmaster Entertainment, Inc. *	3,034	14,836

		365,939

Leisure Equipment & Products 0.2%
Eastman Kodak Co.	25,371	80,933
Hasbro, Inc.	6,767	154,897
Mattel, Inc.	34,203	404,964

		640,794

Media 3.3%
Ascent Media Corp., Ser. A *	1,329	31,165
Cablevision Systems Corp., Class A	20,949	272,128
CBS Corp., Class B	55,735	237,988
Clear Channel Outdoor Holdings, Inc. *	843	2,740
Comcast Corp., Class A	187,613	2,450,226
Discover Communications Inc., Ser. C *	26,577	390,150
E.W. Scripps Co., Class A	2,734	3,117
Gannett Co., Inc.	21,612	70,023
Hearst-Argyle Television, Inc.	2,156	3,687
Interpublic Group of Cos. *	6,423	24,472
Liberty Global, Inc., Class A *	13,619	167,105
McGraw-Hill Cos.	15,243	300,744
Meredith Corp.	3,725	47,866
New York Times Co., Class A	13,588	56,118
News Corp., Class A	131,326	730,173
Omnicom Group, Inc.	2,270	54,548
Regal Entertainment Group, Class A	7,542	77,230
Scripps Networks Interactive, Inc., Class A	8,205	163,362
Time Warner Cable, Inc. *	7,369	134,337
Time Warner, Inc.	300,632	2,293,822
Viacom, Inc., Class B *	3,225	49,633
Virgin Media, Inc.	27,782	132,798
Walt Disney Co.	159,163	2,669,163
Warner Music Group Corp.	3,953	6,878
Washington Post Co., Class B	582	209,805

		10,579,278

Multiline Retail 0.5%
Family Dollar Stores, Inc.	12,172	334,000
J.C. Penney Co., Inc.	20,963	321,363
Kohl’s Corp. *	6,948	244,153
Macy’s, Inc.	39,820	313,383
Saks, Inc. *	13,644	33,155
Sears Holdings Corp. *	5,223	191,997
Target Corp.	5,515	156,130

		1,594,181

Specialty Retail 2.1%
American Eagle Outfitters, Inc.	4,923	48,048
AnnTaylor Stores Corp. *	3,520	23,162
AutoNation, Inc. *	10,866	108,443
Barnes & Noble, Inc.	3,419	61,337
Bed Bath & Beyond, Inc. *	4,331	92,250
Foot Locker, Inc.	14,627	121,550

2

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued

February 28, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Specialty Retail continued
Gap, Inc.	23,279	$251,180
Home Depot, Inc.	159,716	3,336,467
Limited Brands, Inc.	8,806	67,718
Lowe’s Cos.	131,257	2,079,111
O’Reilly Automotive, Inc. *	8,075	269,382
Office Depot, Inc. *	25,810	27,101
OfficeMax, Inc.	7,174	27,405
Penske Automotive Group, Inc.	3,848	21,780
RadioShack Corp.	12,399	90,885
Signet Jewelers, Ltd.	8,059	59,637
Staples, Inc.	9,953	158,750
Williams-Sonoma, Inc.	7,596	66,313

		6,910,519

Textiles, Apparel & Luxury Goods 0.2%
Jones Apparel Group, Inc.	8,183	22,012
Liz Claiborne, Inc.	8,957	24,990
Phillips-Van Heusen Corp.	602	9,975
VF Corp.	8,251	428,227

		485,204

CONSUMER STAPLES 10.3%
Beverages 1.5%
Brown-Forman Corp., Class B	2,566	110,287
Coca-Cola Co.	64,757	2,645,323
Coca-Cola Enterprises, Inc.	30,089	345,422
Constellation Brands, Inc., Class A *	17,480	228,114
Dr. Pepper Snapple Group, Inc. *	23,957	336,596
Molson Coors Brewing Co., Class B	10,918	384,641
Pepsi Bottling Group, Inc.	12,965	239,852
PepsiAmericas, Inc.	5,488	91,156
PepsiCo, Inc.	8,994	432,971

		4,814,362

Food & Staples Retailing 1.8%
BJ’s Wholesale Club, Inc. *	5,646	168,702
CVS Caremark Corp.	62,138	1,599,432
Kroger Co.	34,831	719,957
Rite Aid Corp. *	48,034	13,450
Safeway, Inc.	41,393	765,770
SUPERVALU, Inc.	20,062	313,168
Wal-Mart Stores, Inc.	40,923	2,015,049
Walgreen Co.	7,114	169,740

		5,765,268

Food Products 3.3%
Archer Daniels Midland Co.	60,854	1,622,368
Bunge, Ltd.	11,486	538,464
Campbell Soup Co.	9,783	261,891
ConAgra Foods, Inc.	42,812	645,605
Corn Products International, Inc.	7,005	141,291
Dean Foods Co. *	2,850	58,283
Del Monte Foods Co.	18,643	133,297
General Mills, Inc.	28,971	1,520,398
H.J. Heinz Co.	13,253	432,976
Hershey Co.	7,205	242,736
Hormel Foods Corp.	6,716	213,770

3

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued

February 28, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food Products continued
J.M. Smucker Co.	9,012	$334,525
Kellogg Co.	10,136	394,493
Kraft Foods, Inc., Class A	138,913	3,164,438
McCormick & Co., Inc.	6,659	208,760
Sara Lee Corp.	66,749	514,635
Smithfield Foods, Inc. *	11,025	86,546
Tyson Foods, Inc., Class A	24,730	208,474

		10,722,950

Household Products 3.1%
Clorox Co.	9,001	437,448
Kimberly-Clark Corp.	23,291	1,097,239
Procter & Gamble Co.	179,182	8,631,197

		10,165,884

Personal Products 0.1%
Alberto-Culver Co.	7,210	159,629
NBTY, Inc. *	2,554	37,978

		197,607

Tobacco 0.5%
Altria Group, Inc.	49,877	770,101
Lorillard, Inc.	7,824	457,235
Reynolds American, Inc.	16,187	543,559

		1,770,895

ENERGY 17.9%
Energy Equipment & Services 0.4%
BJ Services Co.	27,772	268,555
ENSCO International, Inc.	914	22,466
Exterran Holdings, Inc. *	6,203	112,274
Global Industries, Ltd. *	3,944	12,463
Helmerich & Payne, Inc.	9,860	233,288
Hercules Offshore, Inc. *	8,398	12,093
Key Energy Services, Inc. *	9,864	26,337
Nabors Industries, Ltd. *	22,853	221,903
Oil States International, Inc. *	1,578	21,019
Patterson-UTI Energy, Inc.	5,575	47,889
Pride International, Inc. *	4,487	77,356
Rowan Companies, Inc.	6,917	83,765
SEACOR Holdings, Inc. *	1,742	104,363
Tidewater, Inc.	4,686	165,509
Unit Corp. *	1,056	22,567

		1,431,847

Oil, Gas & Consumable Fuels 17.5%
Anadarko Petroleum Corp.	44,240	1,546,188
Apache Corp.	31,526	1,862,871
Cabot Oil & Gas Corp.	5,333	108,633
Chesapeake Energy Corp.	34,419	538,313
Chevron Corp.	195,472	11,867,105
Cimarex Energy Co.	7,830	153,860
ConocoPhillips	145,768	5,444,435
Devon Energy Corp.	42,164	1,841,302
El Paso Corp.	52,169	352,141
Encore Aquisition Co. *	3,767	75,642
EOG Resources, Inc.	5,820	291,233

4

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued

February 28, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil, Gas & Consumable Fuels continued
Exxon Mobil Corp.	383,257	$26,023,150
Forest Oil Corp. *	9,178	130,144
Helix Energy Solutions, Inc. *	7,918	24,625
Marathon Oil Corp.	66,905	1,556,879
Mariner Energy, Inc. *	2,240	20,720
Newfield Exploration Co. *	12,451	240,678
Noble Energy, Inc.	15,233	693,711
Overseas Shipholding Group, Inc.	2,128	54,732
Petrohawk Energy Corp. *	1,352	23,011
Pioneer Natural Resources Co.	11,297	164,823
Plains Exploration & Production Co. *	894	17,111
Spectra Energy Corp.	59,817	777,621
St. Mary Land & Exploration Co.	3,413	46,349
Sunoco, Inc.	4,483	149,956
Teekay Shipping Corp.	3,990	63,002
Tesoro Corp.	9,228	136,205
Valero Energy Corp.	49,946	967,954
XTO Energy, Inc.	46,582	1,474,786

		56,647,180

FINANCIALS 18.7%
Capital Markets 3.1%
Allied Capital Corp.	16,887	18,069
American Capital, Ltd.	19,175	25,886
Ameriprise Financial, Inc.	20,994	334,644
Bank of New York Mellon Corp.	108,096	2,396,488
BlackRock, Inc.	446	43,177
E*TRADE Financial Corp. *	35,458	28,366
Franklin Resources, Inc.	6,816	312,173
Goldman Sachs Group, Inc.	37,359	3,402,658
INVESCO, Ltd.	32,023	366,023
Investment Technology Group, Inc. *	351	6,834
Janus Capital Group, Inc.	1,077	4,750
Jefferies Group, Inc.	11,892	117,612
Legg Mason, Inc.	13,151	168,727
MF Global, Ltd. *	4,961	21,531
Morgan Stanley	93,136	1,819,878
Northern Trust Corp.	2,018	112,100
Raymond James Financial, Inc.	9,030	126,059
State Street Corp.	29,678	749,963

		10,054,938

Commercial Banks 4.0%
Associated Banc-Corp.	12,038	174,069
BancorpSouth, Inc.	7,784	145,016
Bank of Hawaii Corp.	4,530	145,141
BB&T Corp.	51,679	833,582
BOK Financial Corp.	2,103	63,300
City National Corp.	3,786	121,455
Comerica, Inc.	14,222	213,472
Commerce Bancshares, Inc.	5,857	203,414
Cullen/Frost Bankers, Inc.	5,555	239,087
Fifth Third Bancorp	47,488	100,200
First Citizens Bancshares, Inc., Class A	571	61,103
First Horizon National Corp.	19,416	178,045
Fulton Financial Corp.	16,444	102,282

5

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued

February 28, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks continued
Huntington Bancshares, Inc.	34,608	$50,528
KeyCorp	46,519	326,098
M&T Bank Corp.	6,212	227,359
Marshall & Ilsley Corp.	24,495	112,187
PNC Financial Services Group, Inc.	40,226	1,099,779
Popular, Inc.	26,558	59,755
Regions Financial Corp.	65,662	224,564
SunTrust Banks, Inc.	33,390	401,682
Synovus Financial Corp.	26,547	92,384
TCF Financial Corp.	11,953	146,544
U.S. Bancorp	164,491	2,353,866
Valley National Bancorp	12,645	144,532
Wells Fargo & Co. °	398,780	4,825,238
Whitney Holding Corp.	6,364	70,322
Wilmington Trust Corp.	6,359	57,231
Zions Bancorp	10,897	102,105

		12,874,340

Consumer Finance 0.3%
American Express Co.	15,317	184,723
AmeriCredit Corp. *	12,419	47,813
Capital One Financial Corp.	35,458	427,269
Discover Financial Services	45,298	259,558
SLM Corp. *	5,029	23,133
Student Loan Corp.	372	14,032

		956,528

Diversified Financial Services 3.8%
Bank of America Corp.	598,328	2,363,396
CIT Group, Inc.	36,734	89,998
Citigroup, Inc.	514,498	771,747
CME Group, Inc., Class A	1,869	340,906
JPMorgan Chase & Co.	350,038	7,998,368
Leucadia National Corp. *	16,780	245,491
Liberty Media Corp.-Capital, Ser. A	9,228	47,432
Moody’s Corp.	18,616	334,157
NASDAQ OMX Group, Inc. *	5,813	121,492
NYSE Euronext	9,967	168,243

		12,481,230

Insurance 4.8%
Alleghany Corp. *	482	126,588
Allied World Assurance Co. Holdings, Ltd.	4,616	177,300
Allstate Corp.	52,050	876,001
American International Group, Inc.	219,543	92,208
American National Insurance Co.	1,486	62,873
AON Corp.	26,241	1,003,456
Arch Capital Group, Ltd. *	4,346	234,684
Arthur J. Gallagher & Co.	8,770	139,180
Assurant, Inc.	11,173	227,929
Axis Capital Holdings, Ltd.	9,873	220,958
Brown & Brown, Inc.	8,330	140,527
Chubb Corp.	34,540	1,348,442
Cincinnati Financial Corp.	13,770	282,836
CNA Financial Corp.	2,593	20,640
Conseco, Inc. *	17,451	21,116

6

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued

February 28, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance continued
Endurance Specialty Holdings, Ltd.	4,679	$104,669
Erie Indemnity Co., Class A	2,779	83,481
Everest Re Group, Ltd.	5,853	381,206
Fidelity National Financial, Inc.	20,215	334,962
First American Corp.	8,742	202,552
Genworth Financial, Inc., Class A	40,908	49,499
Hartford Financial Services Group, Inc.	29,742	181,426
HCC Insurance Holdings, Inc.	10,896	239,167
Lincoln National Corp.	24,505	210,498
Loews Corp.	29,667	588,890
Markel Corp. *	939	249,596
Marsh & McLennan Cos.	48,347	866,862
MBIA, Inc. *	20,204	55,359
Mercury General Corp.	2,514	67,777
MetLife, Inc.	47,699	880,523
Old Republic International Corp.	21,785	197,808
OneBeacon Insurance Group, Ltd.	2,284	25,444
PartnerRe, Ltd.	5,130	317,547
Principal Financial Group, Inc.	24,467	195,491
Progressive Corp. *	64,028	740,804
Protective Life Corp.	6,598	24,940
Prudential Financial, Inc.	33,946	557,054
Reinsurance Group of America, Inc.	6,492	176,582
RenaissanceRe Holdings, Ltd.	5,787	260,589
StanCorp Financial Group, Inc.	4,627	83,240
The Hanover Insurance Group, Inc.	4,857	170,821
Torchmark Corp.	8,036	165,542
TransAtlantic Holdings, Inc.	1,937	58,246
Travelers Companies, Inc.	57,147	2,065,864
Unitrin, Inc.	3,891	41,945
Universal American Financial Corp.	7,437	115,720
UnumProvident Corp.	32,732	333,212
W.R. Berkley Corp.	12,858	267,575
Wesco Financial Corp.	126	30,775
White Mountains Insurance Group, Ltd.	836	165,536
XL Capital, Ltd., Class A	31,263	103,480

		15,569,420

Real Estate Investment Trusts (REITs) 2.2%
Alexandria Real Estate Equities, Inc.	3,032	121,159
AMB Property Corp.	9,259	110,275
Annaly Capital Management, Inc.	50,816	706,342
Apartment Investment & Management Co., Class A	5,852	30,547
AvalonBay Communities, Inc.	7,275	308,605
Boston Properties, Inc.	11,312	419,562
Brandywine Realty Trust	8,279	39,077
BRE Properties, Inc.	4,550	86,086
Camden Property Trust	1,843	34,630
CapitalSource, Inc.	18,371	34,354
CBL & Associates Properties, Inc.	6,268	19,431
Developers Diversified Realty Corp.	12,157	35,863
Digital Realty Trust, Inc.	2,292	68,508
Douglas Emmett, Inc.	11,462	86,194
Duke Realty Corp.	13,862	95,648
Equity Residential	25,564	449,926

7

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued

February 28, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Real Estate Investment Trusts (REITs) continued
Essex Property Trust, Inc.	1,889	$102,762
Federal Realty Investment Trust	3,922	161,312
General Growth Properties, Inc.	11,800	6,962
HCP, Inc.	20,976	383,231
Health Care REIT, Inc.	9,115	280,469
Hospitality Properties Trust	8,878	101,209
Host Hotels & Resorts, Inc.	49,353	182,606
HRPT Properties Trust	21,305	68,815
iStar Financial, Inc.	12,702	17,783
Kilroy Realty Corp.	2,818	52,443
Kimco Realty Corp.	21,776	192,718
Liberty Property Trust	9,276	169,472
Mack-Cali Realty Corp.	6,208	106,033
Nationwide Health Properties, Inc.	8,778	177,842
Plum Creek Timber Co., Inc.	10,899	285,881
ProLogis	24,775	143,447
Public Storage, Inc.	11,957	663,374
Rayonier, Inc.	6,501	172,927
Regency Centers Corp.	6,608	178,284
SL Green Realty Corp.	5,516	64,096
UDR, Inc.	14,060	111,215
Ventas, Inc.	10,236	220,790
Vornado Realty Trust	12,861	420,941
Weingarten Realty Investors	7,029	79,357

		6,990,176

Real Estate Management & Development 0.0%
CB Richard Ellis Group, Inc., Class A *	13,332	38,530
Jones Lang LaSalle, Inc.	3,261	64,959
St. Joe Co. *	1,398	25,709

		129,198

Thrifts & Mortgage Finance 0.5%
Astoria Financial Corp.	7,954	56,871
Capitol Federal Financial	1,335	49,435
Fannie Mae	100,583	42,245
Freddie Mac	5,073	2,131
Hudson City Bancorp, Inc.	32,036	332,213
MGIC Investment Corp.	11,819	26,947
New York Community Bancorp, Inc.	32,398	319,120
People’s United Financial, Inc.	32,696	569,237
TFS Financial Corp.	8,026	93,744
Tree.com, Inc. *	506	2,292
Washington Federal, Inc.	8,296	94,492
Webster Financial Corp.	4,961	19,249

		1,607,976

HEALTH CARE 14.3%
Biotechnology 1.6%
Amgen, Inc. *	102,887	5,034,261

Health Care Equipment & Supplies 1.0%
Beckman Coulter, Inc.	1,141	51,162
Boston Scientific Corp. *	132,212	928,128
Cooper Cos.	4,252	93,502
Covidien, Ltd.	47,212	1,495,204
Hill-Rom Holdings, Inc.	5,091	49,994

8

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued

February 28, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies continued
Hologic, Inc. *	12,090	$136,859
Hospira, Inc. *	12,870	298,584
Inverness Medical Innovations, Inc. *	3,622	81,386
Zimmer Holdings, Inc. *	7,176	251,304

		3,386,123

Health Care Providers & Services 1.8%
Aetna, Inc.	16,356	390,418
AmerisourceBergen Corp.	12,635	401,288
Brookdale Senior Living, Inc.	3,401	12,414
Cardinal Health, Inc.	8,499	275,792
CIGNA Corp.	22,849	360,100
Community Health Systems, Inc. *	7,048	115,305
Coventry Health Care, Inc. *	11,409	131,432
DaVita, Inc. *	1,662	77,981
Health Management Associates, Inc., Class A *	7,770	16,705
Health Net, Inc. *	9,593	126,628
Henry Schein, Inc. *	614	22,521
Humana, Inc. *	6,908	163,512
Lifepoint Hospitals, Inc. *	5,123	107,685
Lincare Holdings, Inc. *	616	12,979
McKesson Corp.	7,389	303,097
Mednax, Inc. *	646	19,122
Omnicare, Inc.	9,335	242,057
Quest Diagnostics, Inc.	2,676	122,641
Tenet Healthcare Corp. *	19,651	21,813
UnitedHealth Group, Inc.	73,271	1,439,775
Universal Health Services, Inc., Class B	4,460	164,262
WellPoint, Inc. *	42,531	1,442,651

		5,970,178

Health Care Technology 0.1%
HLTH Corp. *	6,826	74,540
IMS Health, Inc.	13,401	167,780

		242,320

Life Sciences Tools & Services 0.4%
Charles River Laboratories International, Inc. *	3,515	87,172
Life Technologies Corp. *	5,808	169,303
PerkinElmer, Inc.	6,187	79,689
Thermo Fisher Scientific, Inc. *	26,085	945,842

		1,282,006

Pharmaceuticals 9.4%
Bristol-Myers Squibb Co.	16,276	299,641
Eli Lilly & Co.	85,475	2,511,255
Endo Pharmaceuticals Holdings, Inc. *	1,057	20,062
Forest Laboratories, Inc. *	26,295	563,765
Fresenius Kabi Pharmaceuticals Holding, Inc. *	263	82
Johnson & Johnson	196,287	9,814,350
King Pharmaceuticals, Inc. *	23,307	171,073
Merck & Co., Inc.	144,840	3,505,128
Mylan Laboratories, Inc. *	23,478	291,832
Pfizer, Inc.	639,341	7,870,288
Watson Pharmaceuticals, Inc. *	4,994	141,180
Wyeth	126,006	5,143,565

		30,332,221

9

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued

February 28, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS 7.6%
Aerospace & Defense 1.7%
Alliant Techsystems, Inc. *	1,761	$124,432
BE Aerospace, Inc. *	656	4,894
General Dynamics Corp.	37,659	1,650,217
L-3 Communications Holdings, Inc.	2,608	176,431
Northrop Grumman Corp.	24,083	899,741
Raytheon Co.	25,465	1,017,836
Spirit AeroSystems Holdings, Inc., Class A *	9,892	98,129
United Technologies Corp.	39,548	1,614,745

		5,586,425

Air Freight & Logistics 0.4%
FedEx Corp.	29,302	1,266,139
UTi Worldwide, Inc.	903	11,098

		1,277,237

Airlines 0.3%
AMR Corp.	13,093	53,550
Continental Airlines, Inc., Class B *	11,674	116,973
Copa Holdings SA, Class A	753	19,902
Delta Air Lines, Inc. *	42,555	214,052
Southwest Airlines Co.	69,154	407,317

		811,794

Building Products 0.1%
Armstrong World Industries, Inc.	1,906	24,359
Masco Corp.	34,182	176,037
Owens Corning, Inc. *	7,206	60,170
USG Corp. *	2,854	16,468

		277,034

Commercial Services & Supplies 0.6%
Avery Dennison Corp.	10,063	202,769
Cintas Corp.	12,447	252,550
Corrections Corporation of America *	1,347	14,305
Pitney Bowes, Inc.	1,883	36,323
R.R. Donnelley & Sons Co.	20,063	156,291
Republic Services, Inc.	17,256	343,394
Steelcase, Inc., Class A	5,860	23,616
Waste Management, Inc.	33,202	896,454

		1,925,702

Construction & Engineering 0.1%
AECOM Technology Corp. *	1,005	24,653
KBR, Inc.	3,033	38,216
Quanta Services, Inc. *	4,123	72,565
URS Corp. *	6,542	202,278

		337,712

Electrical Equipment 0.1%
Cooper Industries, Inc.	3,930	82,884
Hubbell, Inc., Class B	2,985	78,565
Thomas & Betts Corp. *	5,038	115,421

		276,870

Industrial Conglomerates 2.8%
Carlisle Cos.	5,138	101,835
General Electric Co.	994,394	8,462,293
Teleflex, Inc.	3,743	177,793
Tyco International, Ltd.	21,921	439,516

		9,181,437

10

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued

February 28, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Machinery 1.0%
AGCO Corp. *	2,375	$40,707
Crane Co.	4,792	72,263
Danaher Corp.	7,225	366,741
Dover Corp.	2,237	55,791
Eaton Corp.	8,524	308,143
Flowserve Corp.	2,978	150,300
Gardner Denver, Inc. *	4,961	93,862
IDEX Corp.	863	16,673
Illinois Tool Works, Inc.	42,056	1,169,157
Ingersoll-Rand Co., Ltd., Class A	24,429	346,403
ITT Corp.	4,155	155,189
Kennametal, Inc.	5,728	93,481
Lincoln Electric Holdings, Inc.	1,284	39,457
Oshkosh Corp.	2,134	13,359
Pentair, Inc.	9,364	195,427
Terex Corp. *	8,968	79,995
Timken Co.	7,407	90,217
Trinity Industries, Inc.	7,650	56,457

		3,343,622

Marine 0.0%
Alexander & Baldwin, Inc.	3,903	73,337

Professional Services 0.1%
Dun & Bradstreet Corp.	1,540	113,914
Equifax, Inc.	5,716	122,894
Manpower, Inc.	6,931	193,236

		430,044

Road & Rail 0.3%
Avis Budget Group, Inc. *	9,554	3,822
Con-Way, Inc.	3,602	54,426
Hertz Global Holdings, Inc. *	28,817	91,062
Kansas City Southern *	1,555	27,508
Norfolk Southern Corp.	25,248	800,866
Ryder System, Inc.	3,646	83,348

		1,061,032

Trading Companies & Distributors 0.1%
GATX Corp.	4,082	74,578
United Rentals, Inc. *	5,604	22,696
Wesco International, Inc. *	1,063	17,646

		114,920

INFORMATION TECHNOLOGY 3.1%
Communications Equipment 0.3%
ADC Telecommunications, Inc. *	9,117	25,892
Brocade Communications Systems, Inc. *	30,530	84,873
EchoStar Corp. *	3,676	60,213
JDS Uniphase Corp. *	9,176	25,326
Motorola, Inc.	213,129	750,214
Tellabs, Inc. *	37,558	142,721

		1,089,239

Computers & Peripherals 0.5%
Diebold, Inc.	1,020	22,562
EMC Corp. *	59,000	619,500
Lexmark International, Inc., Class A *	7,409	126,990

11

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued

February 28, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Computers & Peripherals continued
NCR Corp. *	1,476	$11,690
QLogic Corp. *	11,458	105,643
SanDisk Corp. *	17,055	151,960
Seagate Technology, Inc.	23,635	101,631
Sun Microsystems, Inc. *	69,800	326,664
Teradata Corp. *	8,661	133,899

		1,600,539

Electronic Equipment, Instruments & Components 0.4%
Arrow Electronics, Inc. *	10,808	179,737
Avnet, Inc. *	7,988	137,953
AVX Corp. *	4,285	36,680
Ingram Micro, Inc., Class A *	15,889	173,031
Jabil Circuit, Inc.	10,240	42,394
Molex, Inc.	9,179	104,365
Tech Data Corp. *	4,056	70,128
Tyco Electronics, Ltd.	45,175	428,259
Vishay Intertechnology, Inc. *	17,610	44,905

		1,217,452

Internet Software & Services 0.0%
IAC/InterActiveCorp.	7,584	113,229

IT Services 0.5%
Affiliated Computer Services, Inc., Class A *	6,132	285,935
Computer Sciences Corp. *	14,283	496,191
Convergys Corp. *	11,677	75,317
DST Systems, Inc. *	718	21,124
Fidelity National Information Services, Inc.	14,254	249,445
Genpact, Ltd. *	306	2,424
Lender Processing Services, Inc.	7,127	186,656
SAIC, Inc. *	15,940	301,425
Unisys Corp. *	15,117	5,442

		1,623,959

Office Electronics 0.1%
Xerox Corp.	84,972	440,155
Zebra Technologies Corp., Class A *	380	6,677

		446,832

Semiconductors & Semiconductor Equipment 0.6%
Advanced Micro Devices, Inc. *	50,160	109,349
Atmel Corp. *	15,242	54,414
Cree, Inc. *	4,974	97,689
Fairchild Semiconductor International, Inc. *	11,773	41,206
Integrated Device Technology, Inc. *	8,903	39,885
Intel Corp.	73,620	937,919
International Rectifier Corp. *	5,345	67,080
Intersil Corp., Class A	7,709	77,938
KLA-Tencor Corp.	1,028	17,733
Lam Research Corp. *	1,004	19,638
LSI Corp. *	14,578	42,276
Micron Technology, Inc. *	62,915	202,586
Novellus Systems, Inc. *	6,597	84,112
Teradyne, Inc. *	6,048	24,978

		1,816,803

12

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued

February 28, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software 0.7%
Amdocs, Ltd. *	10,714	$179,459
CA, Inc.	19,563	331,593
Cadence Design Systems, Inc. *	24,368	102,346
Compuware Corp. *	9,621	56,860
McAfee, Inc. *	1,458	40,751
Novell, Inc. *	18,302	57,834
Symantec Corp. *	79,395	1,098,033
Synopsys, Inc. *	13,397	249,586

		2,116,462

MATERIALS 2.9%
Chemicals 1.2%
Ashland, Inc.	6,386	37,741
Cabot Corp.	6,091	63,834
Celanese Corp., Ser. A	1,762	15,047
Chemtura Corp.	21,033	7,151
Cytec Industries, Inc.	4,502	69,331
Dow Chemical Co.	87,929	629,572
E.I. DuPont de Nemours & Co.	85,121	1,596,870
Eastman Chemical Co.	7,205	147,991
FMC Corp.	4,335	175,264
Huntsman Corp.	13,677	36,107
Intrepid Potash, Inc. *	1,416	31,775
Lubrizol Corp.	6,438	176,981
Nalco Holding Co.	974	11,074
PPG Industries, Inc.	13,802	428,690
Rohm & Haas Co.	1,941	101,068
RPM International, Inc.	12,200	132,248
Scotts Miracle-Gro Co., Class A	866	24,187
Sigma-Aldrich Corp.	5,458	194,851
Valhi, Inc.	344	4,296
Valspar Corp.	9,468	158,116

		4,042,194

Construction Materials 0.1%
Eagle Materials, Inc.	447	8,524
Martin Marietta Materials, Inc.	289	22,126
Vulcan Materials Co.	10,343	428,304

		458,954

Containers & Packaging 0.5%
AptarGroup, Inc.	5,232	146,810
Ball Corp.	7,854	316,437
Bemis Co., Inc.	9,417	174,874
Owens-Illinois, Inc. *	11,250	173,475
Packaging Corporation of America	7,525	79,690
Pactiv Corp. *	12,360	195,659
Sealed Air Corp.	15,134	168,895
Sonoco Products Co.	9,403	181,196
Temple-Inland, Inc.	10,039	47,685

		1,484,721

Metals & Mining 0.8%
Alcoa, Inc.	17,177	107,013
Carpenter Technology Corp.	3,917	53,663
Century Aluminum Co. *	2,505	5,561
Commercial Metals Co.	10,784	110,105

13

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued

February 28, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Metals & Mining continued
Freeport-McMoRan Copper & Gold, Inc.	38,863	$1,182,212
Nucor Corp.	23,519	791,414
Reliance Steel & Aluminum Co.	5,926	140,980
Schnitzer Steel Industries, Inc., Class A	1,776	50,865
Steel Dynamics, Inc.	11,174	93,303
Titanium Metals Corp.	6,603	38,561
United States Steel Corp.	590	11,605

		2,585,282

Paper & Forest Products 0.3%
Domtar Corp. *	46,395	36,652
International Paper Co.	40,412	229,944
MeadWestvaco Corp.	16,418	153,344
Weyerhaeuser Co.	19,965	482,355

		902,295

TELECOMMUNICATION SERVICES 7.3%
Diversified Telecommunication Services 6.8%
AT&T, Inc.	561,451	13,345,690
CenturyTel, Inc.	9,463	249,161
Embarq Corp.	6,930	242,342
Frontier Communications Corp.	23,840	171,648
Qwest Communications International, Inc.	71,496	242,372
Verizon Communications, Inc.	269,397	7,685,896
Windstream Corp.	21,220	158,301

		22,095,410

Wireless Telecommunication Services 0.5%
Clearwire Corp. *	679	2,186
Crown Castle International Corp. *	21,166	371,252
Leap Wireless International, Inc. *	4,537	122,998
Sprint Nextel Corp. *	262,427	863,385
Telephone & Data Systems, Inc.	5,651	166,705
U.S. Cellular Corp. *	925	31,820

		1,558,346

UTILITIES 7.7%
Electric Utilities 4.4%
American Electric Power Co., Inc.	37,952	1,064,554
Consolidated Edison, Inc.	25,765	932,951
DPL, Inc.	9,910	199,191
Duke Energy Corp.	119,512	1,609,827
Edison International	30,791	838,131
Entergy Corp.	5,285	356,156
Exelon Corp.	30,998	1,463,726
FirstEnergy Corp.	28,808	1,226,068
FPL Group, Inc.	38,569	1,748,333
Great Plains Energy, Inc.	11,204	151,702
Hawaiian Electric Industries, Inc.	8,522	118,200
Mirant Corp. *	5,327	65,149
Northeast Utilities	14,690	321,858
NRG Energy, Inc. *	13,890	262,521
NV Energy, Inc.	16,272	150,841
Pepco Holdings, Inc.	19,033	285,495
Pinnacle West Capital Corp.	9,510	249,733
Progress Energy, Inc.	24,696	874,732
Southern Co.	72,505	2,197,626

		14,116,794

14

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued

February 28, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Gas Utilities 0.5%
AGL Resources, Inc.	7,233	$200,644
Atmos Energy Corp.	8,523	186,057
Energen Corp.	5,495	147,266
National Fuel Gas Co.	7,678	232,720
ONEOK, Inc.	9,854	220,139
Questar Corp.	10,170	293,201
Southern Union Co.	10,535	141,274
UGI Corp.	10,105	242,419

		1,663,720

Independent Power Producers & Energy Traders 0.1%
Constellation Energy Group, Inc.	1,600	31,616
Dynegy, Inc., Class A *	46,795	60,833
Reliant Energy, Inc. *	32,702	113,149

		205,598

Multi-Utilities 2.6%
Alliant Energy Corp.	10,437	241,408
Ameren Corp.	19,796	470,749
CenterPoint Energy, Inc.	11,385	117,493
CMS Energy Corp.	21,290	235,467
Dominion Resources, Inc.	54,623	1,648,522
DTE Energy Co.	15,418	412,740
Integrys Energy Group, Inc.	7,222	173,689
MDU Resources Group, Inc.	17,282	261,649
NiSource, Inc.	25,914	226,748
NSTAR	10,094	324,724
OGE Energy Corp.	8,692	190,529
PG&E Corp.	33,763	1,290,422
SCANA Corp.	11,025	332,183
Sempra Energy	23,658	983,463
TECO Energy, Inc.	19,917	191,004
Vectren Corp.	7,653	159,642
Wisconsin Energy Corp.	11,050	440,011
Xcel Energy, Inc.	40,718	722,337

		8,422,780

Water Utilities 0.1%
American Water Works Co., Inc.	5,973	110,799
Aqua America, Inc.	12,629	232,374

		343,173

Total Common Stocks (cost $566,533,471)		317,609,649

EXCHANGE TRADED FUND 1.4%
iShares Russell 1000 Value Index Fund (cost $5,769,776)	123,112	4,680,718

	Principal Amount	Value

SHORT-TERM INVESTMENTS 0.1%
U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bills:
0.23%, 05/28/2009 ß ƒ	$180,000	179,894
0.27%, 05/21/2009 ß ƒ	50,000	49,976
0.29%, 05/14/2009 ß ƒ	25,000	24,989

		254,859

15

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued

February 28, 2009 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS continued
MUTUAL FUND SHARES 0.0%
Evergreen Institutional Money Market Fund, Class I, 0.74% q ø	69,497	$69,497

Total Short-Term Investments (cost $324,324)		324,356

Total Investments (cost $572,627,571) 99.5%		322,614,723
Other Assets and Liabilities 0.5%		1,626,546

Net Assets 100.0%		$324,241,269

*	Non-income producing security
°

Investment in non-controlled affiliate. At February 28, 2009, the Fund invested in securities issued by Wells Fargo & Co. and/or Wachovia Corporation with a cost basis of $17,753,361 and earned $249,170 of income for the period from June 1, 2008 to February 28, 2009.

ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
ß	Rate shown represents the yield to maturity at date of purchase.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
q	Rate shown is the 7-day annualized yield at period end.

At February 28, 2009, the Fund had long futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at February 28, 2009	Unrealized Gain (Loss)

March 2009	30 E-mini S&P 500 Futures	$1,301,259	$1,101,300	$(199,959)
March 2009	4 S&P 500 Futures	819,853	734,200	(85,653)

On February 28, 2009, the aggregate cost of securities for federal income tax purposes was $574,478,569. The gross unrealized appreciation and depreciation on securities based on tax cost was $21,734,771 and $273,598,617, respectively, with a net unrealized depreciation of $251,863,846.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Futures contracts

In order to gain exposure to, or protect against changes in, security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

Valuation hierarchy

On June 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted Prices	$322,614,723	$(285,612)
Level 2 – Other Significant Observable Inputs	0	0
Level 3 – Significant Unobservable Inputs	0	0

Total	$322,614,723	$(285,612)

*	Other financial instruments include futures transactions.

16

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By:	/s/ W. Douglas Munn
W. Douglas Munn
Principal Executive Officer

Date: April 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn
W. Douglas Munn
Principal Executive Officer

Date: April 28, 2009

By:	/s/ Jeremy DePalma
Jeremy DePalma
Principal Financial Officer

Date: April 28, 2009